                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10321
                                   ------------


                        RIVERSOURCE MANAGERS SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 Ameriprise Financial Center, Minneapolis, Minnesota         55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     5/31
                         --------------

Date of reporting period:    8/31
                         --------------

                              PORTFOLIO HOLDINGS
                                     FOR
                      RIVERSOURCE AGGRESSIVE GROWTH FUND
                               AT AUG. 31, 2006


INVESTMENTS IN SECURITIES

AUG. 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (99.0%)

ISSUER                                          SHARES                 VALUE(a)

AEROSPACE & DEFENSE (3.0%)
BE Aerospace                                   244,192(b)            $5,826,421
Precision Castparts                            174,964               10,224,896
                                                                   -------------
Total                                                                16,051,317
--------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.6%)
CH Robinson Worldwide                           70,020                3,208,316
--------------------------------------------------------------------------------

AIRLINES (0.3%)
US Airways Group                                41,020(b)             1,733,095
--------------------------------------------------------------------------------

BEVERAGES (0.5%)
Pepsi Bottling Group                            71,060                2,487,811
--------------------------------------------------------------------------------

BIOTECHNOLOGY (1.4%)
Amylin Pharmaceuticals                          29,418(b)             1,333,518
Celgene                                        152,124(b)             6,189,926
                                                                   -------------
Total                                                                 7,523,444
--------------------------------------------------------------------------------

CAPITAL MARKETS (3.9%)
Affiliated Managers Group                       30,360(b,e)           2,809,211
Bear Stearns Companies                           9,845                1,283,296
E*TRADE Financial                               91,060(b)             2,148,105
Investment Technology Group                     99,624(b)             4,603,625
Northern Trust                                  38,410                2,150,576
SEI Investments                                 53,209                2,715,787
T Rowe Price Group                             114,920                5,063,375
                                                                   -------------
Total                                                                20,773,975
--------------------------------------------------------------------------------

CHEMICALS (2.1%)
Ecolab                                          63,550                2,833,059
Monsanto                                       146,762                6,962,389
OM Group                                        36,692(b)             1,467,680
                                                                   -------------
Total                                                                11,263,128
--------------------------------------------------------------------------------

COMMERCIAL BANKS (2.0%)
Colonial BancGroup                              86,720                2,123,773
Compass Bancshares                              91,809                5,324,922
East West Bancorp                               58,160                2,355,480
Whitney Holding                                 29,231                1,028,054
                                                                   -------------
Total                                                                10,832,229
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                          SHARES                 VALUE(a)

COMMERCIAL SERVICES & SUPPLIES (1.6%)
Corrections Corp of America                     22,108(b)            $1,389,267
Manpower                                        37,011                2,187,720
Monster Worldwide                               67,030(b)             2,730,803
Republic Services                               59,780                2,318,268
                                                                   -------------
Total                                                                 8,626,058
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.2%)
CIENA                                          495,880(b)             1,958,726
CommScope                                       48,634(b)             1,420,599
F5 Networks                                     24,837(b)             1,244,085
Finisar                                        442,910(b)             1,643,196
JDS Uniphase                                   803,460(b)             1,823,854
Polycom                                         82,900(b)             1,972,192
Redback Networks                                90,080(b)             1,679,091
                                                                   -------------
Total                                                                11,741,743
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.2%)
Network Appliance                               72,780(b)             2,491,987
SanDisk                                         62,060(b)             3,656,575
                                                                   -------------
Total                                                                 6,148,562
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.9%)
Foster Wheeler                                  79,235(b)             3,444,346
Quanta Services                                 77,614(b)             1,376,096
                                                                   -------------
Total                                                                 4,820,442
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.4%)
NASDAQ Stock Market                             82,350(b)             2,347,799
--------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.0%)
Allegheny Energy                               130,880(b)             5,462,931
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (2.4%)
ABB                                            113,439(c)             1,507,051
ALSTOM                                          32,083(b,c)           3,024,907
AMETEK                                          49,750                2,133,280
General Cable                                   65,020(b)             2,505,221
Roper Inds                                      73,253                3,397,474
                                                                   -------------
Total                                                                12,567,933
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                          SHARES                 VALUE(a)

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.4%)
Amphenol Cl A                                   23,822               $1,369,050
Anixter Intl                                    25,440                1,386,226
Benchmark Electronics                           59,920(b)             1,494,405
Itron                                           34,410(b)             1,926,272
Molex                                           40,218                1,466,750
                                                                   -------------
Total                                                                 7,642,703
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (5.6%)
Cameron Intl                                    45,880(b)             2,198,111
Core Laboratories                               39,497(b,c)           2,897,895
Diamond Offshore Drilling                       18,869                1,367,625
Dril-Quip                                       26,253(b)             2,015,968
Grant Prideco                                   38,500(b)             1,598,905
Natl Oilwell Varco                              47,300(b)             3,088,690
Oceaneering Intl                                95,378(b)             3,430,747
Smith Intl                                      23,470                  985,036
Superior Energy Services                       125,757(b)             4,015,421
TETRA Technologies                             294,452(b)             8,188,709
                                                                   -------------
Total                                                                29,787,107
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.0%)
Safeway                                        108,668                3,361,101
Whole Foods Market                              41,490                2,224,694
                                                                   -------------
Total                                                                 5,585,795
--------------------------------------------------------------------------------

FOOD PRODUCTS (1.9%)
Archer-Daniels-Midland                          98,961                4,074,224
Campbell Soup                                   68,439                2,571,253
Delta & Pine Land                               23,855                  965,173
Hershey                                         12,737                  687,289
HJ Heinz                                        49,038                2,051,750
                                                                   -------------
Total                                                                10,349,689
--------------------------------------------------------------------------------

GAS UTILITIES (0.3%)
Questar                                         15,950                1,380,313
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.0%)
Advanced Medical Optics                         56,410(b)             2,716,142
Dade Behring Holdings                           49,040                1,985,630
DENTSPLY Intl                                   48,990                1,596,094

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1  RIVERSOURCE AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006

COMMON STOCKS (CONTINUED)

ISSUER                                          SHARES                 VALUE(a)

HEALTH CARE EQUIPMENT & SUPPLIES (CONT.)
Hologic                                         32,305(b)            $1,394,930
Intuitive Surgical                              16,820(b)             1,587,808
ResMed                                          34,580(b)             1,406,714
                                                                   -------------
Total                                                                10,687,318
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (6.1%)
Caremark Rx                                     23,557                1,364,893
Coventry Health Care                            23,560(b)             1,277,894
DaVita                                          41,660(b)             2,431,278
Express Scripts                                 67,641(b)             5,687,255
Health Net                                      34,180(b)             1,429,066
Henry Schein                                    27,570(b)             1,374,916
Humana                                          55,490(b)             3,381,006
Laboratory Corp of America Holdings             42,374(b)             2,899,229
Manor Care                                      64,018                3,341,740
Quest Diagnostics                              146,331                9,406,156
                                                                   -------------
Total                                                                32,593,433
--------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.3%)
Emdeon                                         115,241(b)             1,365,606
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (4.3%)
Ctrip.com Intl ADR                              26,612(c)             1,373,978
Intl Game Technology                           246,269                9,525,684
Las Vegas Sands                                 65,397(b)             4,565,364
Scientific Games Cl A                           63,750(b)             1,853,213
Station Casinos                                 36,950                2,152,338
Wynn Resorts                                    43,040(b,e)           3,331,726
                                                                   -------------
Total                                                                22,802,303
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (3.3%)
McDermott Intl                                 318,026(b)            15,328,853
Textron                                         29,200                2,448,712
                                                                   -------------
Total                                                                17,777,565
--------------------------------------------------------------------------------

INSURANCE (1.3%)
American Financial Group                        30,916                1,444,396
Arch Capital Group                              22,600(b,c)           1,346,960
HCC Insurance Holdings                          40,560                1,317,794
Torchmark                                       45,468                2,828,564
                                                                   -------------
Total                                                                 6,937,714
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.9%)
NutriSystem                                     59,780(b,e)           2,969,870
VistaPrint                                      72,088(b)             1,768,319
                                                                   -------------
Total                                                                 4,738,189
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.9%)
Akamai Technologies                            184,715(b)             7,240,828
aQuantive                                      115,710(b)             2,869,608
                                                                   -------------
Total                                                                10,110,436
--------------------------------------------------------------------------------

IT SERVICES (2.3%)
Alliance Data Systems                          152,366(b)             7,700,577
Cognizant Technology Solutions Cl A             49,037(b)             3,428,177
MoneyGram Intl                                  44,320                1,391,648
                                                                   -------------
Total                                                                12,520,402
--------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (5.5%)
Covance                                        119,326(b)             7,502,026
Illumina                                        37,842(b)             1,274,519

COMMON STOCKS (CONTINUED)

ISSUER                                          SHARES                 VALUE(a)

LIFE SCIENCES TOOLS & SERVICES (CONT.)
Pharmaceutical Product Development             228,395               $8,706,417
Thermo Electron                                302,387(b)            11,853,570
                                                                   -------------
Total                                                                29,336,532
--------------------------------------------------------------------------------

MACHINERY (1.0%)
Gardner Denver                                  49,320(b)             1,774,040
Harsco                                          27,160                2,160,850
Trinity Inds                                    40,350                1,346,076
                                                                   -------------
Total                                                                 5,280,966
--------------------------------------------------------------------------------

MARINE (0.6%)
American Commercial Lines                       63,698(b)             3,344,145
--------------------------------------------------------------------------------

MEDIA (0.8%)
Focus Media Holding ADR                         40,101(b,c)           2,365,959
Lamar Advertising Cl A                          33,340(b)             1,743,682
                                                                   -------------
Total                                                                 4,109,641
--------------------------------------------------------------------------------

METALS & MINING (1.1%)
Allegheny Technologies                          27,540                1,579,419
Oregon Steel Mills                              84,212(b)             4,056,492
                                                                   -------------
Total                                                                 5,635,911
--------------------------------------------------------------------------------

MULTILINE RETAIL (1.4%)
Kohl's                                          64,631(b)             4,040,084
Nordstrom                                       97,560                3,643,866
                                                                   -------------
Total                                                                 7,683,950
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.2%)
CNX Gas                                         52,080(b)             1,344,185
CONSOL Energy                                   53,790                1,961,721
Denbury Resources                               41,920(b)             1,299,939
Frontier Oil                                    44,530                1,456,131
Range Resources                                103,925                2,907,822
Southwestern Energy                            144,330(b)             4,957,735
Sunoco                                          21,380                1,537,436
Ultra Petroleum                                 32,820(b)             1,629,185
                                                                   -------------
Total                                                                17,094,154
--------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.3%)
Alberto-Culver                                   4,830                  237,781
NBTY                                            45,490(b)             1,449,311
                                                                   -------------
Total                                                                 1,687,092
--------------------------------------------------------------------------------

PHARMACEUTICALS (1.5%)
Allergan                                        38,920                4,458,675
Shire ADR                                       70,440(c)             3,610,050
                                                                   -------------
Total                                                                 8,068,725
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (2.5%)
Archstone-Smith Trust                           63,691                3,387,087
Camden Property Trust                           52,596                4,080,924
Host Hotels & Resorts                          109,555                2,469,370
Kilroy Realty                                      330                   26,093
Starwood Hotels & Resorts Worldwide             60,400                3,216,904
                                                                   -------------
Total                                                                13,180,378
--------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.8%)
CB Richard Ellis Group Cl A                     92,640(b)             2,130,720
Jones Lang LaSalle                              26,001                2,164,843
                                                                   -------------
Total                                                                 4,295,563
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                          SHARES                 VALUE(a)

ROAD & RAIL (0.5%)
CSX                                             40,560               $1,225,723
Landstar System                                 30,510                1,302,777
                                                                   -------------
Total                                                                 2,528,500
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.7%)
ASML Holding                                    88,200(b,c)           1,945,692
Cymer                                           57,030(b)             2,346,785
Integrated Device Technology                    47,210(b)               813,428
MEMC Electronic Materials                      152,683(b)             5,905,778
Micron Technology                              257,753(b)             4,453,972
NVIDIA                                         169,646(b)             4,938,395
Silicon Laboratories                            68,607(b)             2,419,769
Varian Semiconductor Equipment Associates       66,065(b)             2,332,755
                                                                   -------------
Total                                                                25,156,574
--------------------------------------------------------------------------------

SOFTWARE (2.6%)
BEA Systems                                    107,045(b)             1,469,728
Citrix Systems                                  83,310(b)             2,555,951
Electronic Arts                                 64,080(b)             3,266,158
Intuit                                          33,390(b)             1,009,046
Mentor Graphics                                 92,675(b)             1,343,788
Red Hat                                        140,840(b)             3,273,121
Salesforce.com                                  32,230(b)             1,111,290
                                                                   -------------
Total                                                                14,029,082
--------------------------------------------------------------------------------

SPECIALTY RETAIL (3.7%)
Abercrombie & Fitch Cl A                        27,410                1,768,767
American Eagle Outfitters                      106,204                4,102,660
AnnTaylor Stores                                68,219(b)             2,715,116
Circuit City Stores                            107,810                2,545,394
Gymboree                                        46,390(b)             1,556,385
Office Depot                                    36,728(b)             1,353,060
Rent-A-Center                                  100,910(b)             2,734,661
TJX Companies                                  110,940                2,967,645
                                                                   -------------
Total                                                                19,743,688
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.4%)
Coach                                          183,720(b)             5,546,507
Under Armour Cl A                               51,838(b)             1,785,301
                                                                   -------------
Total                                                                 7,331,808
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.3%)
Radian Group                                    22,818                1,366,342
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.4%)
WESCO Intl                                      33,910(b)             1,983,735
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (10.6%)
America Movil ADR Series L                     218,152(c)             8,139,251
American Tower Cl A                            293,562(b)            10,527,133
Crown Castle Intl                              124,147(b)             4,265,691
Leap Wireless Intl                             150,721(b)             6,972,353
NII Holdings                                   352,162(b)            18,787,844
Rogers Communications Cl B                      27,050(c)             1,395,845
SBA Communications Cl A                        284,310(b)             7,318,139
                                                                   -------------
Total                                                                57,406,256
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $492,556,834)                                               $529,130,398
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2  RIVERSOURCE AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006

SHORT-TERM SECURITIES (2.6%)(f)

ISSUER                        EFFECTIVE       AMOUNT                   VALUE(a)
                                YIELD       PAYABLE AT
                                             MATURITY
COMMERCIAL PAPER
Chesham Finance LLC
     09-01-06                   5.28%       $5,800,000               $5,799,149
Fairway Finance
     09-05-06                   5.25         3,000,000(d)             2,997,812
Park Granada LLC
     09-01-06                   5.29         5,100,000(d)             5,099,251
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $13,898,250)                                                 $13,896,212
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $506,455,084)(g)                                            $543,026,610
================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2006.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2006, the value of foreign securities represented 5.2% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $8,097,063 or 1.5% of net assets.

(e)   At Aug. 31, 2006, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in short-term securities and represents 1.4% of net assets. 1.2% of net assets is the Fund's cash equivalent position.

(g) At Aug. 31, 2006, the cost of securities for federal income tax purposes was approximately $506,455,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                             $ 47,119,000
      Unrealized depreciation                              (10,547,000)
      ------------------------------------------------------------------
      Net unrealized appreciation                         $ 36,572,000
      ------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
3   RIVERSOURCE AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006

                                                           S-6260-80 F (10/06)

                             PORTFOLIO HOLDINGS
                                     FOR
                     RIVERSOURCE FUNDAMENTAL GROWTH FUND
                              AT AUG. 31, 2006


INVESTMENTS IN SECURITIES

AUG. 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (97.5%)
ISSUER                                           SHARES            VALUE(a)

AEROSPACE & DEFENSE (3.9%)
Boeing                                           48,610          $3,640,889
General Dynamics                                 37,620           2,541,231
United Technologies                              20,960           1,314,402
                                                               -------------
Total                                                             7,496,522
----------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (1.0%)
United Parcel Service Cl B                       27,420           1,920,771
----------------------------------------------------------------------------

BEVERAGES (1.9%)
PepsiCo                                          57,760           3,770,573
----------------------------------------------------------------------------

BIOTECHNOLOGY (4.1%)
Amgen                                            57,740(b)        3,922,279
Amylin Pharmaceuticals                           14,282(b)          647,403
Genzyme                                           9,970(b)          660,313
Gilead Sciences                                  16,340(b)        1,035,956
MedImmune                                        60,060(b)        1,660,058
                                                               -------------
Total                                                             7,926,009
----------------------------------------------------------------------------

CAPITAL MARKETS (5.3%)
Charles Schwab                                  135,500           2,210,005
Franklin Resources                               28,750           2,829,288
Legg Mason                                       16,620           1,516,741
State Street                                     15,330             947,394
UBS                                              46,740(c)        2,653,430
                                                               -------------
Total                                                            10,156,858
----------------------------------------------------------------------------

CHEMICALS (0.3%)
Monsanto                                         13,710             650,402
----------------------------------------------------------------------------

COMMERCIAL BANKS (1.1%)
Commerce Bancorp                                 65,000           2,165,150
----------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.4%)
Corporate Executive Board                         3,860             338,290
Equifax                                          30,390             966,098
Manpower                                          9,090             537,310
Monster Worldwide                                21,370(b)          870,614
                                                               -------------
Total                                                             2,712,312
----------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                           SHARES            VALUE(a)

COMMUNICATIONS EQUIPMENT (7.2%)
Cisco Systems                                   225,750(b)       $4,964,242
Motorola                                        126,040           2,946,815
QUALCOMM                                        107,000           4,030,690
Research In Motion                               23,810(b,c)      1,964,325
                                                               -------------
Total                                                            13,906,072
----------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (5.0%)
Apple Computer                                   27,090(b)        1,838,057
Dell                                             37,100(b)          836,605
EMC                                             109,840(b)        1,279,636
Network Appliance                               120,550(b)        4,127,632
SanDisk                                          25,520(b)        1,503,638
Total                                                             9,585,568
----------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.3%)
Fluor                                            28,860           2,494,081
----------------------------------------------------------------------------

CONSUMER FINANCE (0.9%)
American Express                                 31,650           1,662,891
----------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (3.2%)
Chicago Mercantile  Exchange Holdings             6,190           2,723,601
Moody's                                          30,990           1,895,968
NASDAQ Stock Market                              53,899(b)        1,536,660
                                                               -------------
Total                                                             6,156,229
----------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (4.7%)
Baker Hughes                                     36,130           2,571,733
Halliburton                                      44,840           1,462,681
Schlumberger                                     68,210           4,181,273
Weatherford Intl                                 19,910(b)          856,130
                                                               -------------
Total                                                             9,071,817
----------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.5%)
Wal-Mart Stores                                  43,490           1,944,872
Whole Foods Market                               18,180             974,812
                                                               -------------
Total                                                             2,919,684
----------------------------------------------------------------------------

FOOD PRODUCTS (1.3%)
Hershey                                          19,360           1,044,666
WM Wrigley Jr                                    30,105           1,397,474
                                                               -------------
Total                                                             2,442,140
----------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                           SHARES            VALUE(a)

HEALTH CARE EQUIPMENT & SUPPLIES (6.7%)
Medtronic                                       146,790          $6,884,450
St. Jude Medical                                 87,260(b)        3,177,136
Stryker                                          29,550           1,419,287
Zimmer Holdings                                  21,320(b)        1,449,760
                                                               -------------
Total                                                            12,930,633
----------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.6%)
Caremark Rx                                      24,340           1,410,260
Medco Health Solutions                           21,600(b)        1,368,792
UnitedHealth Group                               80,680           4,191,326
                                                               -------------
Total                                                             6,970,378
----------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.5%)
Harrah's Entertainment                           20,280           1,264,661
Marriott Intl Cl A                               44,840           1,688,674
                                                               -------------
Total                                                             2,953,335
----------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.1%)
Fortune Brands                                   25,250           1,833,150
Garmin                                            6,420(c)          300,199
                                                               -------------
Total                                                             2,133,349
----------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.4%)
Procter & Gamble                                 13,150             813,985
----------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.9%)
TXU                                              25,680           1,700,273
----------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.8%)
General Electric                                 42,810           1,458,109
----------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (3.8%)
Google Cl A                                      12,910(b)        4,886,823
Yahoo!                                           88,410(b)        2,547,976
                                                               -------------
Total                                                             7,434,799
----------------------------------------------------------------------------

IT SERVICES (2.0%)
First Data                                       91,450           3,929,607
----------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.9%)
Fisher Scientific Intl                           22,440(b)        1,755,481
----------------------------------------------------------------------------

MACHINERY (0.8%)
Danaher                                          23,840           1,580,354
----------------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE FUNDAMENTAL GROWTH FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006




COMMON STOCKS (CONTINUED)
ISSUER                                           SHARES            VALUE(a)

MEDIA (4.5%)
Lamar Advertising Cl A                           19,070(b)         $997,361
McGraw-Hill Companies                            69,170           3,867,295
Viacom Cl B                                      47,170(b)        1,712,271
Walt Disney                                      53,425           1,584,051
XM Satellite Radio Holdings Cl A                 36,830(b)          477,317
                                                               -------------
Total                                                             8,638,295
----------------------------------------------------------------------------

MULTILINE RETAIL (1.1%)
Target                                           44,590           2,157,710
----------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (4.2%)
Cameco                                           57,730(c)        2,364,043
Chesapeake Energy                                63,550           2,006,274
Peabody Energy                                    6,150             271,031
Petro-Canada                                      6,640(c)          283,661
Suncor Energy                                    41,360(c)        3,208,708
                                                               -------------
Total                                                             8,133,717
----------------------------------------------------------------------------

PHARMACEUTICALS (5.6%)
Abbott Laboratories                               1,700              82,790
AstraZeneca ADR                                  63,970(c)        4,167,005
Sanofi-Aventis ADR                               46,540(c)        2,091,973
Schering-Plough                                 139,750           2,927,762
Wyeth                                            30,470           1,483,889
                                                               -------------
Total                                                            10,753,419
----------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                           SHARES            VALUE(a)

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.8%)
Starwood Hotels &
  Resorts Worldwide                              29,550          $1,573,833
----------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.5%)
Linear Technology                               101,110           3,438,751
Marvell Technology Group                         80,270(b,c)      1,405,528
                                                               -------------
Total                                                             4,844,279
----------------------------------------------------------------------------

SOFTWARE (5.5%)
Adobe Systems                                    68,150(b)        2,210,786
Autodesk                                         64,580(b)        2,244,801
Electronic Arts                                  45,340(b)        2,310,980
Microsoft                                       114,920           2,952,294
Oracle                                           63,130(b)          987,985
                                                               -------------
Total                                                            10,706,846
----------------------------------------------------------------------------

SPECIALTY RETAIL (1.0%)
Lowe's Companies                                 72,790           1,969,697
----------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (2.6%)
Freddie Mac                                      78,640           5,001,504
----------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (3.2%)
America Movil ADR Series L                       23,950(c)          893,575
American Tower Cl A                              89,960(b)        3,225,965
Crown Castle Intl                                59,430(b)        2,042,015
                                                               -------------
Total                                                             6,161,555
----------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $182,576,083)                                           $188,638,237
----------------------------------------------------------------------------

SHORT-TERM SECURITIES (3.9%)
ISSUER          EFFECTIVE                      AMOUNT              VALUE(a)
                  YIELD                      PAYABLE AT
                                              MATURITY

COMMERCIAL PAPER
Chesham Finance LLC
   09-01-06       5.28%                      $2,300,000          $2,299,663
Park Granada LLC
   09-01-06       5.29                        5,300,000(d)        5,299,221
----------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $7,600,000)                                               $7,598,884
----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $190,176,083)(e)                                        $196,237,121
============================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2006.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2006, the value of foreign securities represented 10.0% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $5,299,221 or 2.7% of net assets.

(e) At Aug. 31, 2006, the cost of securities for federal income tax purposes was approximately $190,176,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                    $12,928,000
     Unrealized depreciation                                     (6,867,000)
     ----------------------------------------------------------------------
     Net unrealized appreciation                                $ 6,061,000
     ----------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
2   RIVERSOURCE FUNDAMENTAL GROWTH FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006

                                                           S-6261-80 F (10/06)

                              PORTFOLIO HOLDINGS
                                     FOR
                      RIVERSOURCE FUNDAMENTAL VALUE FUND
                               AT AUG. 31, 2006


INVESTMENTS IN SECURITIES

AUG. 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (97.9%)

ISSUER                                      SHARES                   VALUE(a)

AIR FREIGHT & LOGISTICS (0.5%)
United Parcel Service Cl B                  79,900                 $5,596,995
------------------------------------------------------------------------------

AUTOMOBILES (1.9%)
Harley-Davidson                            356,300(e)              20,847,113
------------------------------------------------------------------------------

BEVERAGES (2.2%)
Diageo ADR                                 200,400(c)              14,328,600
Heineken Holding                           240,350(c)               9,643,287
                                                                 -------------
Total                                                              23,971,887
------------------------------------------------------------------------------

CAPITAL MARKETS (0.9%)
Morgan Stanley                             111,300                  7,322,427
State Street                                35,500                  2,193,900
                                                                 -------------
Total                                                               9,516,327
------------------------------------------------------------------------------

COMMERCIAL BANKS (6.3%)
Commerce Bancorp                           209,300(e)               6,971,783
HSBC Holdings ADR                          356,746(c)              32,442,481
Wells Fargo & Co                           886,000                 30,788,500
                                                                 -------------
Total                                                              70,202,764
------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.6%)
Dun & Bradstreet                           102,900(b)               7,234,899
------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.3%)
Nokia ADR                                  143,800(c)               3,002,544
------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.3%)
Dell                                       318,800(b)               7,188,940
Hewlett-Packard                            199,500                  7,293,720
                                                                 -------------
Total                                                              14,482,660
------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.5%)
Martin Marietta Materials                  100,700                  8,293,652
Vulcan Materials                           100,100                  7,868,861
                                                                 -------------
Total                                                              16,162,513
------------------------------------------------------------------------------

CONSUMER FINANCE (4.5%)
American Express                           944,600                 49,629,284
------------------------------------------------------------------------------

CONTAINERS & PACKAGING (2.0%)
Sealed Air                                 426,800                 22,138,116
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)

DIVERSIFIED CONSUMER SERVICES (1.5%)
Apollo Group Cl A                           86,200(b)              $4,328,102
H&R Block                                  562,200                 11,823,066
                                                                 -------------
Total                                                              16,151,168
------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (7.8%)
Citigroup                                  504,500                 24,897,075
JPMorgan Chase & Co                      1,066,140                 48,679,952
Moody's                                    242,700                 14,848,386
                                                                 -------------
Total                                                              88,425,413
------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.8%)
Transocean                                 127,600(b)               8,517,300
------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (5.6%)
Costco Wholesale                           868,800(e)              40,651,152
Wal-Mart Stores                            476,500                 21,309,080
                                                                 -------------
Total                                                              61,960,232
------------------------------------------------------------------------------

FOOD PRODUCTS (0.7%)
Hershey                                    140,600                  7,586,776
------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.0%)
Cardinal Health                            172,800                 11,650,176
Caremark Rx                                282,400                 16,362,256
HCA                                        112,800                  5,563,296
                                                                 -------------
Total                                                              33,575,728
------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.2%)
Hunter Douglas                              38,403(c)               2,681,148
------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.2%)
Procter & Gamble                           214,300                 13,265,170
------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (4.0%)
Tyco Intl                                1,685,944(c)              44,087,436
------------------------------------------------------------------------------

INSURANCE (14.9%)
American Intl Group                        755,300                 48,203,245
Aon                                        229,500                  7,933,815
Berkshire Hathaway Cl B                     11,916(b)              38,172,906
Chubb                                       62,000                  3,109,920
Loews                                      632,000                 24,319,360
Markel                                       2,500(b)                 908,325

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)

INSURANCE (CONT.)
Principal Financial Group                   71,200                 $3,790,688
Progressive                              1,099,600                 27,039,164
Sun Life Financial                          43,500(c)               1,792,635
Transatlantic Holdings                     185,425                 11,388,804
                                                                 -------------
Total                                                             166,658,862
------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (1.2%)
Amazon.com                                 208,500(b)               6,428,055
Expedia                                     77,300(b)               1,261,536
IAC/InterActiveCorp                         78,000(b)               2,221,440
Liberty Media Holding -
  Interactive Cl A                         187,875(b,g)             3,580,898
                                                                 -------------
Total                                                              13,491,929
------------------------------------------------------------------------------

IT SERVICES (1.4%)
Iron Mountain                              384,500(b)              15,760,655
------------------------------------------------------------------------------

MARINE (0.4%)
Kuehne & Nagel Intl                         70,201(c)               4,936,944
------------------------------------------------------------------------------

MEDIA (7.0%)
Comcast Special Cl A                     1,017,000(b)              35,503,470
Gannett                                     51,300                  2,916,405
Lagardere                                  138,500(c)              10,148,574
Liberty Media Holding -
  Capital Series A                          37,075(b,g)             3,200,685
News Corp Cl A                             932,100                 17,737,863
NTL                                        206,172                  5,461,496
WPP Group ADR                               48,200(c)               2,926,222
                                                                 -------------
Total                                                              77,894,715
------------------------------------------------------------------------------

METALS & MINING (0.5%)
BHP Billiton                               144,200(c)               2,748,168
Rio Tinto                                   55,000(c)               2,782,262
                                                                 -------------
Total                                                               5,530,430
------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (10.9%)
ConocoPhillips                             752,216                 47,713,061
Devon Energy                               395,200                 24,696,048
EOG Resources                              341,000                 22,103,620
Occidental Petroleum                       537,200                 27,391,828
                                                                 -------------
Total                                                             121,904,557
------------------------------------------------------------------------------

See accompanying notes to investments in securities.

------------------------------------------------------------------------------
1 RIVERSOURCE FUNDAMENTAL VALUE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)

PERSONAL PRODUCTS (0.4%)
Avon Products                              148,500                 $4,263,435
------------------------------------------------------------------------------

SOFTWARE (2.2%)
Microsoft                                  941,200                 24,179,428
------------------------------------------------------------------------------

SPECIALTY RETAIL (1.2%)
Bed Bath & Beyond                          175,200(b)               5,909,496
CarMax                                      68,000(b)               2,562,920
Lowe's Companies                           199,400                  5,395,764
                                                                 -------------
Total                                                              13,868,180
------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (3.4%)
Golden West Financial                      502,100                 37,903,529
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)

TOBACCO (5.0%)
Altria Group                               670,400                $55,998,512
------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (1.0%)
China Merchants Holdings Intl            2,232,079(c)               6,572,451
COSCO Pacific                            1,836,200(c)               4,117,644
                                                                 -------------
Total                                                              10,690,095
------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.6%)
SK Telecom ADR                             245,100(c)               5,367,690
Sprint Nextel                              758,400                 12,832,128
                                                                 -------------
Total                                                              18,199,818
------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $862,674,860)                                           $1,090,316,562
------------------------------------------------------------------------------

SHORT-TERM SECURITIES (3.7%)(f)

ISSUER                  EFFECTIVE         AMOUNT                     VALUE(a)
                          YIELD         PAYABLE AT
                                         MATURITY
COMMERCIAL PAPER
Deer Valley Funding LLC
   09-14-06               5.29%        $10,000,000                 $9,979,468
Deutsche Bank
   09-05-06               5.25           4,000,000                  3,997,083
Fairway Finance
   09-05-06               5.25           4,000,000(d)               3,997,083
Park Granada LLC
   09-01-06               5.29           3,900,000(d)               3,899,427
   09-13-06               5.29           6,186,000(d)               6,174,205
Sheffield Receivables
   09-01-06               5.28           9,900,000(d)               9,898,548
White Pine Finance LLC
   09-01-06               5.27           3,000,000                  2,999,561
------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $40,951,379)                                               $40,945,375
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $903,626,239)(h)                                        $1,131,261,937
==============================================================================


NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2006.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2006, the value of foreign securities represented 13.3% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $23,969,263 or 2.2% of net assets.

(e)   At Aug. 31, 2006, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in short-term securities and represents 1.8% of net assets. 1.9% of net assets is the Fund's cash equivalent position.

(g) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(h) At Aug. 31, 2006, the cost of securities for federal income tax purposes was approximately $903,626,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                             $243,650,000
      Unrealized depreciation                              (16,014,000)
      -----------------------------------------------------------------
      Net unrealized appreciation                         $227,636,000
      -----------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

------------------------------------------------------------------------------
2 RIVERSOURCE FUNDAMENTAL VALUE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006

                                                           S-6236-80 F (10/06)

                              PORTFOLIO HOLDINGS
                                      FOR
                         RIVERSOURCE SELECT VALUE FUND
                               AT AUG. 31, 2006


INVESTMENTS IN SECURITIES

AUG. 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (95.1%)

ISSUER                                      SHARES                   VALUE(a)
AEROSPACE & DEFENSE (4.6%)
Curtiss-Wright                             130,000                 $4,041,700
Empresa Brasileira de Aeronautica ADR       28,000(c)               1,080,800
GenCorp                                    130,000(b,e)             1,790,100
Honeywell Intl                             263,000                 10,183,360
Precision Castparts                         96,000                  5,610,240
Rolls-Royce Group                          600,000(b,c)             4,983,455
                                                                 -------------
Total                                                              27,689,655
------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.1%)
Park-Ohio Holdings                          28,000(b)                 382,200
------------------------------------------------------------------------------

AUTO COMPONENTS (0.5%)
BorgWarner                                  30,000                  1,701,300
Johnson Controls                             3,000                    215,790
Modine Mfg                                  40,000                    931,600
Proliance Intl                              20,000(b)                  94,000
                                                                 -------------
Total                                                               2,942,690
------------------------------------------------------------------------------

AUTOMOBILES (0.3%)
Coachmen Inds                               25,000                    250,250
DaimlerChrysler                             25,000(c)               1,319,500
Fleetwood Enterprises                       60,000(b)                 421,800
                                                                 -------------
Total                                                               1,991,550
------------------------------------------------------------------------------

BEVERAGES (4.5%)
Anheuser-Busch Companies                    22,000                  1,086,360
Brown-Forman Cl A                           50,000                  3,870,000
Coca-Cola                                  154,000                  6,900,740
Diageo ADR                                  85,000(c)               6,077,500
Fomento Economico Mexicano ADR              57,000(c)               5,353,440
PepsiAmericas                               80,000                  1,839,200
PepsiCo                                     13,000                    848,640
Pernod-Ricard                                7,500(c)               1,636,195
                                                                 -------------
Total                                                              27,612,075
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)
CAPITAL MARKETS (2.1%)
Bear Stearns Companies                       6,000                   $782,100
Deutsche Bank                               40,000(c,e)             4,572,400
Mellon Financial                            22,000                    819,060
Merrill Lynch & Co                          40,000                  2,941,200
Northern Trust                              12,000                    671,880
State Street                                 6,000                    370,800
T Rowe Price Group                          54,000                  2,379,240
                                                                 -------------
Total                                                              12,536,680
------------------------------------------------------------------------------

CHEMICALS (2.2%)
Albemarle                                   16,000                    878,400
Chemtura                                   125,000                  1,086,250
Ecolab                                      34,000                  1,515,720
Ferro                                      120,000                  2,049,600
Givaudan                                       250(c)                 201,613
Hercules                                   170,000(b)               2,652,000
MacDermid                                   30,000                    859,500
Omnova Solutions                            50,000(b)                 281,000
Sensient Technologies                      200,000                  4,024,000
Tronox Cl B                                  3,226                     41,615
                                                                 -------------
Total                                                              13,589,698
------------------------------------------------------------------------------

COMMERCIAL BANKS (0.9%)
BB&T                                         5,000                    214,000
Compass Bancshares                          10,000                    580,000
M&T Bank                                    14,000                  1,714,440
PNC Financial Services Group                25,000                  1,769,750
Wilmington Trust                            25,000                  1,101,250
                                                                 -------------
Total                                                               5,379,440
------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (2.7%)
ACCO Brands                                  9,850(b)                 213,351
Allied Waste Inds                          200,000(b)               2,068,000
ARAMARK Cl B                                85,000                  2,787,150
Nashua                                      40,000(b)                 262,800
Republic Services                          130,000                  5,041,400
Rollins                                     50,000                  1,062,000
Waste Management                           140,000                  4,799,200
                                                                 -------------
Total                                                              16,233,901
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)
COMMUNICATIONS EQUIPMENT (0.4%)
Corning                                     50,000(b)              $1,112,000
Motorola                                    60,000                  1,402,800
Sycamore Networks                           40,000(b)                 146,800
                                                                 -------------
Total                                                               2,661,600
------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.9%)
Greif Cl A                                  67,000                  4,746,950
Sealed Air                                  10,000                    518,700
                                                                 -------------
Total                                                               5,265,650
------------------------------------------------------------------------------

DISTRIBUTORS (1.4%)
Genuine Parts                              200,000                  8,266,000
------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.3%)
H&R Block                                   50,000                  1,051,500
Matthews Intl Cl A                          20,000                    712,000
                                                                 -------------
Total                                                               1,763,500
------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
BT Group ADR                                12,000(c)                 564,720
Cincinnati Bell                            400,000(b)               2,020,000
Commonwealth Telephone Enterprises          92,000                  3,243,920
Embarq                                      20,008(b)                 943,377
Qwest Communications Intl                   40,000(b)                 352,400
                                                                 -------------
Total                                                               7,124,417
------------------------------------------------------------------------------

ELECTRIC UTILITIES (3.4%)
Allegheny Energy                           170,000(b)               7,095,800
DPL                                        125,000                  3,475,000
Duquesne Light Holdings                     60,800                  1,197,152
Edison Intl                                 60,000                  2,618,400
El Paso Electric                            55,000(b)               1,315,050
FPL Group                                   45,000                  2,000,250
Great Plains Energy                         25,000                    763,000
Northeast Utilities                         25,000                    570,250
Westar Energy                               78,000                  1,902,420
                                                                 -------------
Total                                                              20,937,322
------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
1   RIVERSOURCE SELECT VALUE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006



COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)
ELECTRICAL EQUIPMENT (2.1%)
Acuity Brands                                3,000                   $128,190
AMETEK                                      14,000                    600,320
Cooper Inds Cl A                            67,000                  5,485,960
SL Inds                                      8,000(b)                 141,600
Thomas & Betts                             147,000(b)               6,638,520
                                                                 -------------
Total                                                              12,994,590
------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
CTS                                        210,000                  3,087,000
------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.4%)
Halliburton                                 40,000                  1,304,800
Transocean                                  20,000(b)               1,335,000
                                                                 -------------
Total                                                               2,639,800
------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.7%)
Costco Wholesale                            35,000                  1,637,650
Safeway                                     50,000                  1,546,500
Topps                                      130,000                  1,134,900
                                                                 -------------
Total                                                               4,319,050
------------------------------------------------------------------------------

FOOD PRODUCTS (7.0%)
Archer-Daniels-Midland                     100,000                  4,117,000
Cadbury Schweppes ADR                      100,000(c)               4,277,000
Campbell Soup                               88,000                  3,306,160
Corn Products Intl                          75,000                  2,587,500
Del Monte Foods                             90,000                    999,000
Delta & Pine Land                           10,000                    404,600
Flowers Foods                               48,000                  1,303,200
General Mills                              220,000                 11,930,600
Groupe Danone ADR                          110,000(c)               3,173,500
Hershey                                     17,000                    917,320
HJ Heinz                                    50,000                  2,092,000
JM Smucker                                  15,000                    729,450
Ralcorp Holdings                            10,000(b)                 494,700
Tootsie Roll Inds                           40,000                  1,160,400
WM Wrigley Jr                               90,000                  4,177,800
Wm Wrigley Jr Cl B                          22,500                  1,039,500
                                                                 -------------
Total                                                              42,709,730
------------------------------------------------------------------------------

GAS UTILITIES (0.4%)
ONEOK                                       45,000                  1,722,150
Southwest Gas                               14,000                    471,800
                                                                 -------------
Total                                                               2,193,950
------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.4%)
BIOLASE Technology                          15,000(b,e)                98,100
DENTSPLY Intl                               30,000                    977,400
Orthofix Intl                               21,000(b,c)               825,090
Young Innovations                            9,000                    326,880
Zimmer Holdings                              6,000(b)                 408,000
                                                                 -------------
Total                                                               2,635,470
------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.8%)
Chemed                                      30,000                  1,182,300
Henry Schein                                58,000(b)               2,892,460
Owens & Minor                               10,000                    321,700
Patterson Companies                         10,000(b)                 308,200
                                                                 -------------
Total                                                               4,704,660
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)
HOTELS, RESTAURANTS & LEISURE (3.1%)
Canterbury Park Holding                     55,000                   $723,250
Churchill Downs                             33,000                  1,333,860
Dover Downs Gaming & Entertainment          34,500                    452,985
Dover Motorsports                           70,000                    406,000
Gaylord Entertainment                       60,000(b)               2,623,200
Harrah's Entertainment                       5,000                    311,800
Hilton Hotels                               70,000                  1,782,900
Intl Game Technology                        17,000                    657,560
Kerzner Intl                                40,000(b,c)             3,234,800
Ladbrokes                                  160,000(c)               1,164,425
Las Vegas Sands                             13,000(b)                 907,530
Magna Entertainment Cl A                    60,000(b,c)               261,600
MGM Mirage                                  96,000(b)               3,425,280
Pinnacle Entertainment                      17,000(b)                 438,260
Rank Group                                 250,000(c)               1,016,206
Six Flags                                   25,000(b,e)               130,500
Steak n Shake                                4,000(b)                  64,280
                                                                 -------------
Total                                                              18,934,436
------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.1%)
Cavalier Homes                              50,000(b)                 177,500
Cavco Inds                                  25,000(b)                 850,500
Champion Enterprises                       190,000(b)               1,295,800
Fortune Brands                              30,000                  2,178,000
Nobility Homes                               9,000                    247,500
Palm Harbor Homes                           23,000(b)                 333,270
Skyline                                     45,000                  1,755,450
                                                                 -------------
Total                                                               6,838,020
------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (3.4%)
Church & Dwight                            118,000                  4,543,000
Clorox                                      35,000                  2,093,350
Colgate-Palmolive                           40,000                  2,394,400
Energizer Holdings                          65,000(b)               4,345,900
Procter & Gamble                           120,000                  7,428,000
                                                                 -------------
Total                                                              20,804,650
------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (--%)
TXU                                          1,000                     66,210
------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.9%)
Sequa Cl A                                   8,000(b)                 734,400
Sequa Cl B                                  25,000(b)               2,292,875
Tredegar                                    35,000                    577,500
Tyco Intl                                   60,000(c)               1,569,000
                                                                 -------------
Total                                                               5,173,775
------------------------------------------------------------------------------

INSURANCE (0.9%)
Alleghany                                   10,000(b)               2,820,500
Argonaut Group                              11,000(b)                 338,250
Fidelity Natl Financial                     18,000                    724,140
Fidelity Natl Title Group Cl A               3,150                     63,504
Phoenix Companies                           50,000                    738,000
Unitrin                                     22,000                    965,360
                                                                 -------------
Total                                                               5,649,754
------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.8%)
IAC/InterActiveCorp                         30,000(b)                 854,400
Liberty Media Holding - Interactive Cl A   210,000(b,g)             4,002,600)
                                                                 -------------
Total                                                               4,857,000
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)
INTERNET SOFTWARE & SERVICES (0.3%)
Yahoo!                                      65,000(b)              $1,873,300
------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Fairchild Cl A                             255,000(b)                 678,300
------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.2%)
Bio-Rad Laboratories Cl A                    5,000(b)                 367,050
Thermo Electron                             25,000(b)                 980,000
                                                                 -------------
Total                                                               1,347,050
------------------------------------------------------------------------------

MACHINERY (5.9%)
Clarcor                                     80,000                  2,396,000
CNH Global                                 125,000(c)               2,748,750
Crane                                      100,000                  3,998,000
Deere & Co                                  70,000                  5,467,000
Donaldson                                   22,000                    734,360
Flowserve                                   53,000(b)               2,710,420
ITT                                        182,000                  8,908,900
Mueller Water Products Cl A                  2,000(b)                  34,000
Navistar Intl                              140,000(b)               3,211,600
Oshkosh Truck                               32,000                  1,654,400
PACCAR                                       9,000                    492,030
Watts Water Technologies Cl A              115,000                  3,566,150
                                                                 -------------
Total                                                              35,921,610
------------------------------------------------------------------------------

MEDIA (17.5%)
Beasley Broadcast Group Cl A               100,000                    730,000
Belo Cl A                                   35,000                    570,500
Cablevision Systems Cl A                   580,000                 13,502,400
CBS Cl A                                   100,000                  2,856,000
Cox Radio Cl A                              20,000(b)                 317,200
DIRECTV Group                               90,000(b)               1,691,100
Discovery Holding Cl A                     170,000(b)               2,381,700
Dow Jones & Co                              22,000                    792,440
EchoStar Communications Cl A                90,000(b)               2,857,500
EW Scripps Cl A                            104,000                  4,728,880
Fisher Communications                       57,000(b)               2,445,300
Gemstar-TV Guide Intl                      740,000(b)               2,375,400
Gray Television                            136,000                    869,040
Grupo Televisa ADR                         165,000(c)               3,141,600
Journal Communications Cl A                 50,000                    548,500
Journal Register                            40,000                    292,000
Lee Enterprises                             30,000                    742,800
Liberty Global Cl A                        100,000(b)               2,361,000
Liberty Media Holding - Capital Series A    50,000(b,g)             4,316,500
LIN TV Cl A                                 80,000(b)                 584,000
McClatchy Cl A                              41,566                  1,686,333
McGraw-Hill Companies                       50,000                  2,795,500
Media General Cl A                          81,000                  3,184,920
New York Times Cl A                         10,000(e)                 225,200
News Corp Cl A                           1,020,000                 19,410,600
PRIMEDIA                                   195,000(b)                 331,500
Reader's Digest Assn                       130,000                  1,665,300
Salem Communications Cl A                   24,000                    292,560
Sinclair Broadcast Group Cl A              265,000                  2,045,800


See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
2   RIVERSOURCE SELECT VALUE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006


COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)
MEDIA (CONT.)
Time Warner                                700,000                $11,634,000
Tribune                                     68,000                  2,122,280
Viacom Cl A                                100,000(b)               3,635,000
Vivendi                                    150,000(c)               5,159,347
Walt Disney                                130,000                  3,854,500
                                                                 -------------
Total                                                             106,146,700
------------------------------------------------------------------------------

METALS & MINING (1.0%)
Barrick Gold                                32,000(c)               1,071,360
Newmont Mining                             100,000                  5,125,000
                                                                 -------------
Total                                                               6,196,360
------------------------------------------------------------------------------

MULTI-UTILITIES (2.3%)
Aquila                                     400,000(b)               1,832,000
CH Energy Group                             22,000                  1,080,640
CMS Energy                                  75,000(b)               1,098,000
Energy East                                160,000                  3,880,000
NSTAR                                      140,000                  4,610,200
PG&E                                        20,000                    838,600
TECO Energy                                 35,000                    551,950
                                                                 -------------
Total                                                              13,891,390
------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (8.6%)
Anadarko Petroleum                           5,000                    234,550
BP ADR                                      25,000(c)               1,701,250
Cabot Oil & Gas                             44,100                  2,251,746
Chevron                                     95,000                  6,118,000
ConocoPhillips                             165,000                 10,465,950
Devon Energy                                80,000                  4,999,200
El Paso                                    210,000                  3,049,200
Exxon Mobil                                145,000                  9,812,150
Kinder Morgan                               80,000                  8,348,800
Royal Dutch Shell ADR                       75,000(c)               5,170,500
                                                                 -------------
Total                                                              52,151,346
------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.4%)
Alberto-Culver                              30,000                  1,476,900
Schiff Nutrition Intl                      110,000(b)                 793,100
                                                                 -------------
Total                                                               2,270,000
------------------------------------------------------------------------------

PHARMACEUTICALS (2.9%)
Abbott Laboratories                         16,000                    779,200
Allergan                                    14,047                  1,609,224
Bristol-Myers Squibb                       100,000                  2,175,000
Eli Lilly & Co                              85,000                  4,754,050
Merck & Co                                  25,000                  1,013,750
Pfizer                                     230,000                  6,338,800
Wyeth                                       20,000                    974,000
                                                                 -------------
Total                                                              17,644,024
------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.1%)
Starwood Hotels & Resorts Worldwide         15,000                    798,900
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)
REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
St. Joe                                      3,000                   $152,880
------------------------------------------------------------------------------

ROAD & RAIL (0.1%)
Norfolk Southern                            10,000                    427,300
------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.0%)
Cypress Semiconductor                       40,000(b)                 625,600
Entegris                                    27,000(b)                 293,220
Texas Instruments                          150,000                  4,888,500
                                                                 -------------
Total                                                               5,807,320
------------------------------------------------------------------------------

SOFTWARE (0.2%)
Reynolds & Reynolds Cl A                    25,000                    959,000
------------------------------------------------------------------------------

SPECIALTY RETAIL (0.9%)
Aaron Rents Cl A                             4,500                     96,930
AutoNation                                 100,000(b)               1,943,000
CSK Auto                                   170,000(b)               1,949,900
Home Depot                                  10,000                    342,900
Midas                                       65,000(b)               1,271,400
                                                                 -------------
Total                                                               5,604,130
------------------------------------------------------------------------------

TOBACCO (1.0%)
Gallaher Group ADR                          15,000(c)               1,039,200
Swedish Match                              300,000(c)               5,073,234
                                                                 -------------
Total                                                               6,112,434
------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.6%)
GATX                                        70,000                  2,597,700
Kaman                                       50,000                    895,500
                                                                 -------------
Total                                                               3,493,200
------------------------------------------------------------------------------

WATER UTILITIES (0.3%)
Middlesex Water                             27,000                    548,640
SJW                                         47,000                  1,426,450
                                                                 -------------
Total                                                               1,975,090
------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (3.7%)
ALLTEL                                       5,000                    271,050
Rogers Communications Cl B                  60,000(c)               3,093,600
Sprint Nextel                              400,175                  6,770,961
Telephone & Data Systems                    75,000                  3,180,750
Telephone & Data Systems Special Shares     38,000                  1,557,240
US Cellular                                130,000(b)               7,793,500
                                                                 -------------
Total                                                              22,667,101
------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $422,260,993)                                             $578,101,908
------------------------------------------------------------------------------

SHORT-TERM SECURITIES (6.5%)(f)

ISSUER                    EFFECTIVE          AMOUNT                 VALUE(a)
                            YIELD          PAYABLE AT
                                            MATURITY
COMMERCIAL PAPER
Barton Capital
  09-06-06                  5.25%          $5,000,000(d)           $4,995,625
Deer Valley Funding LLC
  09-14-06                  5.29           10,000,000               9,979,468
Deutsche Bank
  09-05-06                  5.25            4,000,000               3,997,083
Fairway Finance
  09-05-06                  5.25            5,000,000(d)            4,996,354
Park Granada LLC
  09-01-06                  5.29            7,500,000(d)            7,498,898
  09-13-06                  5.29            3,000,000(d)            2,994,280
White Pine Finance LLC
  09-01-06                  5.27            5,000,000               4,999,268
------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $39,466,758)(h)                                            $39,460,976
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $461,727,751)(h)                                          $617,562,884
==============================================================================

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   RIVERSOURCE SELECT VALUE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2006.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2006 the value of foreign securities represented 11.4% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $20,485,157 or 3.4% of net assets.

(e)   At Aug. 31, 2006, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in short-term securities and represents 1.0% of net assets. 5.5% of net assets is the Fund's cash equivalent position.

(g) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(h) At Aug. 31, 2006, the cost of securities for federal income tax purposes was approximately $461,728,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                  $171,448,000
      Unrealized depreciation                                   (15,613,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                              $155,835,000
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
4   RIVERSOURCE SELECT VALUE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006

                                                             S-6240-80 F (10/06)

                              PORTFOLIO HOLDINGS
                                      FOR
                       RIVERSOURCE SMALL CAP EQUITY FUND
                               AT AUG. 31, 2006


INVESTMENTS IN SECURITIES

AUG. 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.5%)

ISSUER                                      SHARES                   VALUE(a)
AEROSPACE & DEFENSE (1.9%)
Alliant Techsystems                          3,162(b)                $241,861
Armor Holdings                               3,536(b)                 186,948
Curtiss-Wright                              46,000                  1,430,140
DHB Inds                                    24,868(b)                  70,003
Esterline Technologies                      19,200(b)                 672,576
Hexcel                                     117,700(b)               1,767,854
Teledyne Technologies                       48,168(b)               1,846,762
United Industrial                              875                     47,136
                                                                 -------------
Total                                                               6,263,280
------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.1%)
EGL                                          6,809(b)                 208,151
Forward Air                                  6,329                    203,414
                                                                 -------------
Total                                                                 411,565
------------------------------------------------------------------------------

AIRLINES (1.3%)
AirTran Holdings                           192,800(b)               2,207,560
Frontier Airlines Holdings                   7,101(b)                  49,281
JetBlue Airways                            137,800(b,e)             1,411,072
Mesa Air Group                               5,925(b)                  46,808
Republic Airways Holdings                   13,400(b)                 213,596
SkyWest                                     11,925                    288,227
                                                                 -------------
Total                                                               4,216,544
------------------------------------------------------------------------------

AUTO COMPONENTS (1.3%)
ArvinMeritor                                72,135                  1,071,205
Shiloh Inds                                  3,842(b)                  53,173
Tenneco                                     78,300(b)               1,781,325
TRW Automotive Holdings                     53,400(b)               1,316,844
                                                                 -------------
Total                                                               4,222,547
------------------------------------------------------------------------------

BEVERAGES (0.1%)
Jones Soda                                  41,500(b)                 315,815
------------------------------------------------------------------------------

BIOTECHNOLOGY (2.5%)
Alkermes                                   118,590(b)               1,938,947
Amylin Pharmaceuticals                      27,362(b)               1,240,319
Cephalon                                       379(b)                  21,611
Digene                                      24,600(b)               1,024,590
Human Genome Sciences                      168,900(b,e)             1,896,747
ImClone Systems                             25,317(b)                 756,978
Incyte                                     172,301(b)                 880,458
Savient Pharmaceuticals                      3,250(b)                  21,060


COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)
BIOTECHNOLOGY (CONT.)
ZymoGenetics                                39,000(b)                $754,260
                                                                 -------------
Total                                                               8,534,970
------------------------------------------------------------------------------

BUILDING PRODUCTS (0.5%)
American Woodmark                            2,393                     75,451
NCI Building Systems                        17,900(b)                 972,686
Universal Forest Products                   13,912                    678,349
USG                                          1,595(b)                  81,345
                                                                 -------------
Total                                                               1,807,831
------------------------------------------------------------------------------

CAPITAL MARKETS (1.9%)
Affiliated Managers Group                   15,550(b)               1,438,842
Apollo Investment                           71,100                  1,419,867
Calamos Asset Management Cl A                9,210                    241,486
Investment Technology Group                  7,100(b)                 328,091
Investors Financial Services                29,600                  1,372,256
optionsXpress Holdings                      49,400                  1,290,328
SWS Group                                   13,615                    334,929
                                                                 -------------
Total                                                               6,425,799
------------------------------------------------------------------------------

CHEMICALS (3.6%)
Albemarle                                   19,400                  1,065,060
Celanese Series A                           55,983                  1,035,126
Cytec Inds                                  32,200                  1,717,870
Ferro                                       92,300                  1,576,484
FMC                                          5,862                    358,285
Georgia Gulf                                 6,887                    182,781
Hercules                                   119,800(b)               1,868,879
Minerals Technologies                       31,300                  1,627,287
OM Group                                    19,804(b)                 792,160
Pioneer Companies                           10,327(b)                 251,566
PolyOne                                      3,365(b)                  29,175
Sensient Technologies                       17,588                    353,871
Spartech                                     9,548                    215,116
Westlake Chemical                           30,385                    910,335
                                                                 -------------
Total                                                              11,983,995
------------------------------------------------------------------------------

COMMERCIAL BANKS (1.7%)
BancFirst                                    3,666                    173,658
Bank of Hawaii                              23,195                  1,132,381
Center Financial                             5,567                    135,835
City Holding                                 4,538                    178,706
City Natl                                    9,184                    604,307


COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)
COMMERCIAL BANKS (CONT.)
Columbia Banking System                        729                    $22,803
Commerce Bancshares                          9,133                    457,746
Community Trust Bancorp                        503                     19,325
Cullen/Frost Bankers                         4,766                    281,003
Financial Institutions                         926                     23,131
First Citizens BancShares Cl A               1,018                    199,324
First Community Bancorp                     19,600                  1,050,757
First Regional Bancorp                       3,459(b)                  97,717
Greater Bay Bancorp                            771                     21,950
Hancock Holding                              1,013                     52,514
Intervest Bancshares                         4,525(b)                 190,141
Pacific Capital Bancorp                      7,598                    212,440
Preferred Bank                                 448                     25,110
PrivateBancorp                              16,500                    732,600
Taylor Capital Group                         1,041                     30,616
Trustmark                                    1,564                     49,375
Whitney Holding                              1,415                     49,766
Wilmington Trust                             1,975                     86,999
                                                                 -------------
Total                                                               5,828,204
------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.9%)
American Reprographics                         921(b)                  28,109
Bowne & Co                                  96,300                  1,484,945
CompX Intl                                     721                     11,572
Consolidated Graphics                       12,581(b)                 782,287
Dun & Bradstreet                               856(b)                  60,185
ICT Group                                    3,249(b)                  94,059
John H Harland                              30,353                  1,133,987
Kenexa                                      36,010(b)                 920,416
Kforce                                       6,868(b)                  84,545
Labor Ready                                  7,655(b)                 131,130
M&F Worldwide                               11,633(b)                 186,012
Spherion                                    13,711(b)                 102,421
Standard Parking                             3,084(b)                 104,548
TeleTech Holdings                           35,800(b)                 540,580
Volt Information Sciences                   18,454(b)                 786,879
                                                                 -------------
Total                                                               6,451,675
------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE SMALL CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)
COMMUNICATIONS EQUIPMENT (2.3%)
CommScope                                   44,300(b)              $1,294,003
Comtech Telecommunications                  41,300(b)               1,351,749
Foundry Networks                           176,700(b)               2,150,439
InterDigital Communications                 20,760(b)                 689,855
Polycom                                     58,500(b)               1,391,715
Sirenza Microdevices                         9,593(b)                  88,927
SpectraLink                                 84,100                    738,398
                                                                 -------------
Total                                                               7,705,086
------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.8%)
Avid Technology                             22,600(b)                 900,158
Brocade Communications Systems              45,806(b)                 283,997
Electronics for Imaging                     88,200(b)               2,032,128
Komag                                       35,657(b)               1,282,226
Stratasys                                   60,300(b)               1,440,567
                                                                 -------------
Total                                                               5,939,076
------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0 8%)
EMCOR Group                                 22,378(b)               1,240,636
Washington Group Intl                       26,400                  1,563,144
                                                                 -------------
Total                                                               2,803,780
------------------------------------------------------------------------------

CONSUMER FINANCE (0.6%)
Advanta Cl B                                51,700                  1,750,562
EZCORP Cl A                                    519(b)                  20,381
Rewards Network                             36,695(b)                 159,623
World Acceptance                             5,933(b)                 237,142
                                                                 -------------
Total                                                               2,167,708
------------------------------------------------------------------------------

DISTRIBUTORS (0.3%)
Building Material Holding                   38,765                  1,012,542
Handleman                                    5,853                     40,795
                                                                 -------------
Total                                                               1,053,337
------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.7%)
CPI                                          5,326                    210,004
Sotheby's                                    1,360                     37,808
Strayer Education                           18,337                  1,932,720
Vertrue                                      7,405(b)                 313,898
                                                                 -------------
Total                                                               2,494,430
------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.4%)
NASDAQ Stock Market                         45,300(b)               1,291,503
PICO Holdings                                1,738(b)                  58,901
                                                                 -------------
Total                                                               1,350,404
------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.3%)
Arbinet-thexchange                           8,998(b)                  45,800
CenturyTel                                  14,130                    562,657
CT Communications                           25,214                    580,931
General Communication Cl A                  59,400(b)               2,025,973
NeuStar Cl A                                45,000(b)               1,269,900
                                                                 -------------
Total                                                               4,485,261
------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.7%)
El Paso Electric                            78,200(b)               1,869,763
Pepco Holdings                               5,273                    133,881
Unisource Energy                            10,318                    356,074
                                                                 -------------
Total                                                               2,359,718
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)
ELECTRICAL EQUIPMENT (1.5%)
AO Smith                                    29,444                 $1,180,999
Energy Conversion Devices                   35,600(b)               1,247,780
FuelCell Energy                            101,800(b,e)               991,532
Genlyte Group                               24,000(b)               1,572,720
Regal-Beloit                                 1,778                     76,738
                                                                 -------------
Total                                                               5,069,769
------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (4.4%)
Agilysys                                    32,098                    433,965
Arrow Electronics                           18,558(b)                 517,768
AVX                                          5,096                     84,645
Gerber Scientific                            1,460(b)                  22,513
Global Imaging Systems                       4,994(b)                 109,518
Ingram Micro Cl A                          114,500(b)               2,061,000
Insight Enterprises                         30,200(b)                 543,902
Littelfuse                                   4,763(b)                 171,992
LoJack                                      28,700(b)                 599,256
Measurement Specialties                     92,500(b)               1,862,950
Merix                                       10,184(b)                 123,532
Mettler-Toledo Intl                         12,307(b,c)               749,989
MTS Systems                                 10,214                    342,884
Photon Dynamics                             89,600(b)               1,203,328
Planar Systems                              21,472(b)                 211,070
Plexus                                      51,502(b)               1,020,770
RadiSys                                     64,600(b)               1,529,082
SMART Modular Technologies                 160,200(b)               1,585,980
Tessco Technologies                          7,197(b)                 168,410
TTM Technologies                            19,500(b)                 250,770
X-Rite                                      87,600                    778,764
Zygo                                        12,210(b)                 162,515
                                                                 -------------
Total                                                              14,534,603
------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.3%)
Bristow Group                                4,519(b)                 168,604
Grey Wolf                                  223,972(b)               1,637,235
Lone Star Technologies                       4,292(b)                 194,556
Matrix Service                               3,322(b)                  43,817
SEACOR Holdings                              4,377(b)                 380,930
Seitel                                     129,816(b)                 508,879
TETRA Technologies                          43,750(b)               1,216,688
Warrior Energy Service                       6,200(b)                 118,420
                                                                 -------------
Total                                                               4,269,129
------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (--%)
Spartan Stores                               8,769                    158,105
------------------------------------------------------------------------------

FOOD PRODUCTS (1.4%)
Del Monte Foods                             89,380                    992,118
Delta & Pine Land                           23,412                    947,250
J & J Snack Foods                           62,900                  1,992,043
Seaboard                                       508                    711,200
                                                                 -------------
Total                                                               4,642,611
------------------------------------------------------------------------------

GAS UTILITIES (1.3%)
Energen                                     35,619                  1,554,413
New Jersey Resources                         3,023                    150,122
UGI                                        107,312                  2,661,338
                                                                 -------------
Total                                                               4,365,873
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)
HEALTH CARE EQUIPMENT & SUPPLIES (3.9%)
Arrow Intl                                  47,100                 $1,521,801
Candela                                     15,622(b)                 162,937
Cantel Medical                              12,812(b)                 181,034
Dade Behring Holdings                       27,114                  1,097,846
Haemonetics                                  1,585(b)                  73,829
HealthTronics                                6,905(b)                  45,435
ICU Medical                                  4,064(b)                 178,857
IDEXX Laboratories                           1,913(b)                 176,015
Kensey Nash                                 84,349(b)               2,284,170
Kinetic Concepts                            18,059(b)                 570,664
Kyphon                                      58,000(b)               2,100,179
Mentor                                      21,600                  1,048,464
Nutraceutical Intl                          10,384(b)                 145,584
Palomar Medical Technologies                 9,355(b)                 371,394
SurModics                                    4,317(b)                 151,009
Symmetry Medical                            70,900(b)                 983,383
TriPath Imaging                            102,200(b)                 896,294
Vital Signs                                  1,594                     86,475
West Pharmaceutical Services                16,132                    643,828
ZOLL Medical                                12,082(b)                 458,029
                                                                 -------------
Total                                                              13,177,227
------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (7.5%)
Air Methods                                  1,435(b)                  33,436
Alliance Imaging                            12,384(b)                  80,248
Amedisys                                    75,000(b)               3,035,250
Genesis HealthCare                          55,400(b)               2,522,916
Henry Schein                                   518(b)                  25,833
LCA-Vision                                  71,800                  3,161,355
LifePoint Hospitals                         58,100(b)               1,978,305
Magellan Health Services                    40,116(b)               1,928,376
Manor Care                                  37,600                  1,962,720
Matria Healthcare                           47,004(b)               1,269,108
Molina Healthcare                           12,197(b)                 451,777
Option Care                                121,652                  1,608,239
PSS World Medical                           98,531(b)               1,911,501
Sierra Health Services                      45,161(b)               1,937,407
United Surgical Partners Intl               60,000(b)               1,693,200
WellCare Health Plans                       24,748(b)               1,387,868
                                                                 -------------
Total                                                              24,987,539
------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.3%)
Emageon                                     58,700(b)                 904,567
TriZetto Group                              13,230(b)                 181,516
                                                                 -------------
Total                                                               1,086,083
------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.0%)
Churchill Downs                             28,115                  1,136,408
Denny's                                    336,400(b)               1,130,304
Domino's Pizza                              43,976                  1,075,213
Interstate Hotels & Resorts                 65,472(b)                 680,254
Luby's                                      19,172(b)                 182,326
Marcus                                       9,821                    202,018
Monarch Casino & Resort                      1,998(b)                  37,902
Papa John's Intl                            37,354(b)               1,270,036
RARE Hospitality Intl                       41,300(b)               1,182,832
                                                                 -------------
Total                                                               6,897,293
------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   RIVERSOURCE SMALL CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)
HOUSEHOLD DURABLES (1.7%)
Centex                                      26,200                 $1,334,890
NVR                                          1,884(b)                 967,717
Ryland Group                                51,000                  2,176,169
Universal Electronics                       71,639(b,g)             1,288,786
                                                                 -------------
Total                                                               5,767,562
------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.6%)
McDermott Intl                              28,901(b)               1,393,028
Teleflex                                    11,322                    631,881
                                                                 -------------
Total                                                               2,024,909
------------------------------------------------------------------------------

INSURANCE (7.1%)
American Financial Group                    14,183                    662,630
Aspen Insurance Holdings                    61,900(c)               1,530,787
First Acceptance                            30,700(b)                 364,102
FPIC Insurance Group                        40,688(b)               1,677,973
Harleysville Group                           3,670                    132,083
HCC Insurance Holdings                      59,150                  1,921,784
Hilb Rogal & Hobbs                          78,100                  3,379,387
LandAmerica Financial Group                 23,840                  1,507,642
Ohio Casualty                              103,900                  2,696,205
Philadelphia Consolidated Holding            3,224(b)                 116,580
Platinum Underwriters Holdings              46,500(c)               1,381,050
ProAssurance                                32,700(b)               1,644,810
Protective Life                              5,740                    264,212
Reinsurance Group of America                27,600                  1,426,368
Safety Insurance Group                       8,161                    419,639
Selective Insurance Group                    2,698                    140,350
StanCorp Financial Group                    19,300                    898,801
United America Indemnity Cl A               63,000(b,c)             1,353,240
USI Holdings                               166,500(b)               2,226,105
                                                                 -------------
Total                                                              23,743,748
------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (--%)
FTD Group                                    2,677(b)                  42,430
------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.9%)
RealNetworks                                78,411(b)                 864,873
TheStreet.com                               27,607                    297,051
United Online                               28,520                    327,124
Vignette                                   100,400(b)               1,388,532
WebEx Communications                        39,200(b)               1,399,440
Websense                                   100,100(b)               2,069,068
                                                                 -------------
Total                                                               6,346,088
------------------------------------------------------------------------------

IT SERVICES (2.8%)
Acxiom                                      47,495                  1,153,654
BISYS Group                                 94,600(b)                 973,434
CACI Intl Cl A                              28,100(b)               1,490,985
Convergys                                    4,336(b)                  90,492
CSG Systems Intl                             1,942(b)                  52,279
Global Payments                             38,874                  1,479,156
infoUSA                                      2,847                     23,516
Kanbay Intl                                 33,200(b)                 614,532
Lionbridge Technologies                    114,100(b)                 812,392
Sapient                                    244,800(b)               1,192,176
Sykes Enterprises                           15,905(b)                 319,850
TALX                                        44,200                  1,091,740
VeriFone Holdings                            1,331(b)                  30,813
                                                                 -------------
Total                                                               9,325,019
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)
LEISURE EQUIPMENT & PRODUCTS (0.3%)
JAKKS Pacific                               50,482(b)                $824,876
Steinway Musical Instruments                 6,287(b)                 161,073
                                                                 -------------
Total                                                                 985,949
------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.9%)
Bruker BioSciences                           6,628(b)                  46,794
Exelixis                                    98,338(b)                 956,829
Icon ADR                                    26,600(b,c)             1,831,276
Molecular Devices                            9,807(b)                 235,466
                                                                 -------------
Total                                                               3,070,365
------------------------------------------------------------------------------

MACHINERY (3.3%)
Accuride                                    14,157(b)                 154,453
Actuant Cl A                                55,700                  2,512,071
American Science & Engineering               4,496(b)                 206,636
Bucyrus Intl Cl A                           17,800                    919,014
Clarcor                                     44,300                  1,326,785
Crane                                       17,896                    715,482
Cummins                                     14,414                  1,655,015
EnPro Inds                                   4,855(b)                 152,641
Flow Intl                                   35,669(b)                 469,404
Gardner Denver                               9,931(b)                 357,218
Graco                                       39,500                  1,493,100
Manitowoc                                    6,287                    277,885
Middleby                                     2,125(b)                 166,898
Wabash Natl                                 58,700                    809,473
                                                                 -------------
Total                                                              11,216,075
------------------------------------------------------------------------------

MARINE (0.1%)
Kirby                                       10,663(b)                 312,746
------------------------------------------------------------------------------

MEDIA (4.0%)
Catalina Marketing                          64,700                  1,853,655
Charter Communications Cl A                780,500(b)               1,084,895
DreamWorks Animation SKG Cl A               68,200(b)               1,445,158
Entravision Communications Cl A            217,200(b)               1,613,796
Harris Interactive                         376,100(b)               2,079,833
John Wiley & Sons Cl A                       6,409                    221,111
LodgeNet Entertainment                      68,254(b)               1,297,509
New Frontier Media                           2,493(b)                  20,916
Regal Entertainment Group Cl A               3,217                     63,471
Sinclair Broadcast Group Cl A               21,771                    168,072
TiVo                                       250,200(b,e)             2,064,150
Valassis Communications                     41,900(b)                 826,268
Warner Music Group                          27,450                    684,603
                                                                 -------------
Total                                                              13,423,437
------------------------------------------------------------------------------

METALS & MINING (2.0%)
AK Steel Holding                            22,669(b)                 285,856
Carpenter Technology                         9,900                    948,816
Chaparral Steel                              5,248(b)                 374,812
Commercial Metals                           76,900                  1,660,272
Gibraltar Inds                              37,400                    905,080
Metal Management                            15,216                    389,225
Novamerican Steel                            2,624(b,c)                85,175
Olympic Steel                               18,213                    503,589
Ryerson                                     18,161                    384,650
Steel Dynamics                              21,674                  1,144,170
                                                                 -------------
Total                                                               6,681,645
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)
MULTILINE RETAIL (0.6%)
Big Lots                                    18,123(b)                $332,557
Bon-Ton Stores                              15,438                    423,156
Dollar Tree Stores                          42,982(b)               1,237,022
                                                                 -------------
Total                                                               1,992,735
------------------------------------------------------------------------------

MULTI-UTILITIES (--%)
Vectren                                      2,400                     66,144
------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (4.0%)
Comstock Resources                          88,300(b)               2,539,508
EXCO Resources                             133,500(b)               1,783,560
Frontier Oil                                54,371                  1,777,932
Harvest Natural Resources                   60,167(b)                 769,536
Holly                                        1,820                     83,392
Massey Energy                               12,010                    303,132
OPTI Canada                                 88,500(b,c)             1,628,829
Penn Virginia                                  393                     27,899
Pogo Producing                               6,187                    274,765
St. Mary Land & Exploration                 25,130                  1,025,304
Swift Energy                                 2,830(b)                 123,841
Tesoro                                       8,872                    573,220
VeraSun Energy                              33,400(b,e)               735,468
Whiting Petroleum                           39,200(b)               1,764,000
                                                                 -------------
Total                                                              13,410,386
------------------------------------------------------------------------------

PERSONAL PRODUCTS (1.2%)
NBTY                                         5,972(b)                 190,268
Nu Skin Enterprises Cl A                    95,200                  1,648,864
USANA Health Sciences                       45,894(b,e)             2,054,215
                                                                 -------------
Total                                                               3,893,347
------------------------------------------------------------------------------

PHARMACEUTICALS (1.0%)
Alpharma Cl A                               17,037                    356,755
Bradley Pharmaceuticals                      3,609(b)                  53,449
King Pharmaceuticals                        65,772(b)               1,066,822
Medicines                                   47,500(b)               1,071,599
Pain Therapeutics                           10,288(b)                  83,333
Par Pharmaceutical Companies                40,900(b)                 734,155
Watson Pharmaceuticals                         987(b)                  25,307
                                                                 -------------
Total                                                               3,391,420
------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.3%)
CBL & Associates Properties                 19,849                    808,648
FelCor Lodging Trust                         6,072                    130,244
Mission West Properties                      7,015                     76,113
New Century Financial                        5,844                    226,221
NorthStar Realty Finance                    58,473                    701,091
Redwood Trust                               25,600                  1,245,184
Saul Centers                                 1,887                     82,386
Taubman Centers                             31,635                  1,274,575
                                                                 -------------
Total                                                               4,544,462
------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
Jones Lang LaSalle                           9,100                    757,666
------------------------------------------------------------------------------

ROAD & RAIL (1.3%)
Arkansas Best                                5,370                    237,086
Con-way                                     27,000                  1,291,950
Heartland Express                           12,828                    206,274
JB Hunt Transport Services                  72,600                  1,426,589
Kansas City Southern                        15,746(b)                 414,907
Knight Transportation                       11,974                    205,833
Landstar System                             11,945                    510,052
Old Dominion Freight Line                    5,950(b)                 189,924
                                                                 -------------
Total                                                               4,482,615
------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   RIVERSOURCE SMALL CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006




COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.0%)
Amkor Technology                            20,456(b)                $115,986
Cypress Semiconductor                       94,400(b,e)             1,476,416
Kulicke & Soffa Inds                        33,495(b)                 263,606
MKS Instruments                             27,390(b)                 572,177
OmniVision Technologies                      1,292(b)                  21,447
ON Semiconductor                           329,280(b)               1,978,972
Power Integrations                          76,400(b)               1,406,142
Semtech                                     93,200(b)               1,218,124
Trident Microsystems                        81,000(b)               1,671,030
Verigy                                      46,700(b,c)               807,910
Zoran                                       29,411(b)                 524,104
                                                                 -------------
Total                                                              10,055,914
------------------------------------------------------------------------------

SOFTWARE (2.9%)
Actuate                                     13,567(b)                  51,283
Ansoft                                       4,342(b)                 104,382
Aspen Technology                            57,743(b)                 644,412
DocuCorp Intl                                2,971(b)                  23,768
Epicor Software                            239,700(b)               2,967,485
Interactive Intelligence                     1,762(b)                  20,422
Mentor Graphics                              1,445(b)                  20,953
MicroStrategy Cl A                          13,624(b)               1,242,509
Opsware                                    173,600(b)               1,223,880
Red Hat                                    115,100(b)               2,674,924
SPSS                                         1,351(b)                  34,275
Sybase                                      33,331(b)                 768,946
                                                                 -------------
Total                                                               9,777,239
------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)
SPECIALTY RETAIL (3.4%)
Borders Group                               71,400                 $1,365,882
Dress Barn                                  67,093(b)               1,184,191
Group 1 Automotive                          28,234                  1,279,000
Gymboree                                    34,158(b)               1,146,001
Mothers Work                                 2,610(b)                  99,728
OfficeMax                                    3,403                    141,327
Pantry                                      21,962(b)               1,029,139
Payless ShoeSource                          11,122(b)                 260,922
Select Comfort                             187,650(b,e)             3,724,853
United Auto Group                           64,200                  1,310,964
                                                                 -------------
Total                                                              11,542,007
------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.9%)
Brown Shoe                                  38,185                  1,220,011
Kellwood                                    23,368                    640,517
Perry Ellis Intl                             1,916(b)                  51,655
Skechers USA Cl A                           55,000(b)               1,245,200
                                                                 -------------
Total                                                               3,157,383
------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1 8%)
BankUnited Financial Cl A                    3,871                     99,756
Brookline Bancorp                           81,308                  1,085,462
City Bank Lynnwood                             417                     21,213
Corus Bankshares                            49,024                  1,069,213
Downey Financial                            17,265                  1,059,898
FirstFed Financial                          16,116(b)                 819,660
IndyMac Bancorp                             22,133                    865,400
ITLA Capital                                   456                     23,917
Ocwen Financial                             70,484(b)               1,039,639
                                                                 -------------
Total                                                               6,084,158
------------------------------------------------------------------------------

TOBACCO (0.4%)
Loews - Carolina Group                      23,215(h)               1,329,291
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                      SHARES                   VALUE(a)
TRADING COMPANIES & DISTRIBUTORS (2.5%)
Applied Industrial Technologies             13,141                   $297,118
Beacon Roofing Supply                      191,886(b)               3,526,865
BlueLinx Holdings                           28,346                    299,617
GATX                                        32,000                  1,187,520
Rush Enterprises Cl A                       50,300(b)                 880,250
Watsco                                      16,900                    742,586
WESCO Intl                                   8,721(b)                 510,179
Williams Scotsman Intl                      43,573(b)                 914,597
                                                                 -------------
Total                                                               8,358,732
------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.1%)
USA Mobility                                 8,675                    198,224
------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $309,447,675)                                             $331,990,953
------------------------------------------------------------------------------

SHORT-TERM SECURITIES (3.5%)(f)

ISSUER                  EFFECTIVE         AMOUNT                     VALUE(a)
                          YIELD         PAYABLE AT
                                         MATURITY
COMMERCIAL PAPER
Chesham Finance LLC
  09-01-06                5.28%        $3,200,000                  $3,199,531
Fairway Finance
  09-05-06                5.25          4,000,000(d)                3,997,083
Sheffield Receivables
  09-01-06                5.28          4,700,000(d)                4,699,311
------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $11,897,667)                                               $11,895,925
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $321,345,342)(i)                                          $343,886,878
==============================================================================

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4   RIVERSOURCE SMALL CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2006.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2006, the value of foreign securities represented 2.8% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $8,696,394 or 2.6% of net assets.

(e) At Aug. 31, 2006, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in short-term securities and represents 2.3% of net assets. 1.2% of net assets is the Fund's cash equivalent position.

(g) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Aug. 31, 2006, is as follows:

    SECURITY                       ACQUISITION DATES                    COST
    ----------------------------------------------------------------------------
    Universal Electronics        01-14-04 thru 04-24-06              $1,051,489

(h) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(i) At Aug. 31, 2006, the cost of securities for federal income tax purposes was approximately $321,345,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation                              $ 38,712,000
   Unrealized depreciation                               (16,170,000)
   ----------------------------------------------------------------------
   Net unrealized appreciation                          $ 22,542,000
   ----------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
5   RIVERSOURCE SMALL CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006

                                                             S-6237-80 F (10/06)

                             PORTFOLIO HOLDINGS
                                    FOR
                      RIVERSOURCE SMALL CAP VALUE FUND
                              AT AUG. 31, 2006

INVESTMENTS IN SECURITIES

AUG. 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (94.4%)

ISSUER                                SHARES                   VALUE(a)

AEROSPACE & DEFENSE (0.8%)
AAR                                   54,500(b)              $1,215,895
Ceradyne                              10,400(b)                 458,328
Hexcel                               252,000(b)               3,785,040
Orbital Sciences                     113,900(b)               2,060,451
                                                           ------------
Total                                                         7,519,714
------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.1%)
Forward Air                           17,764                    570,935
------------------------------------------------------------------------

AIRLINES (2.5%)
Air France-KLM ADR                   286,770(c)               7,871,837
Alaska Air Group                     217,000(b)               8,217,790
AMR                                  186,000(b)               3,840,900
Mesa Air Group                       510,000(b)               4,029,000
                                                           ------------
Total                                                        23,959,527
------------------------------------------------------------------------

AUTO COMPONENTS (2.6%)
Aftermarket Technology               220,500(b)               4,449,690
ArvinMeritor                          28,400                    421,740
BorgWarner                            56,000                  3,175,760
Lear                                 328,500                  6,681,690
Superior Inds Intl                   337,100(d)               5,700,361
Visteon                              569,000(b)               4,876,330
                                                           ------------
Total                                                        25,305,571
------------------------------------------------------------------------

AUTOMOBILES (0.6%)
Thor Inds                             76,900                  3,243,642
Winnebago Inds                        88,000(d)               2,569,600
                                                           ------------
Total                                                         5,813,242
------------------------------------------------------------------------

BEVERAGES (--%)
Boston Beer Cl A                       6,300(b)                 202,356
------------------------------------------------------------------------

BIOTECHNOLOGY (0.2%)
BioMarin Pharmaceutical              124,300(b)               2,068,352
------------------------------------------------------------------------

BUILDING PRODUCTS (2.3%)
Royal Group Technologies           1,812,100(b,c)            20,839,150
Simpson Mfg                           14,100                    371,535
Universal Forest Products             18,400                    897,184
                                                           ------------
Total                                                        22,107,869
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

CAPITAL MARKETS (1.1%)
Affiliated Managers Group             10,007(b)                $925,948
Knight Capital Group Cl A            425,300(b)               7,425,738
LaBranche & Co                       122,900(b,d)             1,020,070
Piper Jaffray Companies               19,700(b)               1,154,026
                                                           ------------
Total                                                        10,525,782
------------------------------------------------------------------------

CHEMICALS (2.5%)
Albemarle                             48,779                  2,677,967
Georgia Gulf                          14,100                    374,214
Landec                               280,000(b)               2,836,400
Pioneer Companies                     58,700(b)               1,429,932
PolyOne                            1,003,300(b)               8,698,611
RPM Intl                             231,000                  4,345,110
Sensient Technologies                 90,300                  1,816,836
Spartech                              66,500                  1,498,245
WR Grace & Co                         41,400(b)                 422,280
                                                           ------------
Total                                                        24,099,595
------------------------------------------------------------------------

COMMERCIAL BANKS (6.0%)
Alabama Natl BanCorporation           25,613                  1,736,818
Bancorp                               75,208(b)               1,753,098
Bank of Hawaii                        88,500                  4,320,570
Boston Private Financial Holdings    170,600                  4,258,176
Capitol Bancorp                        8,800                    371,096
Cardinal Financial                    27,300                    303,303
Cathay General Bancorp                68,536                  2,555,707
Centennial Bank Holdings              38,000(b)                 378,480
Citizens Banking                      77,700                  1,958,040
City Holding                          26,400                  1,039,632
Columbia Banking System               24,800                    775,744
Community Bank System                 20,600                    450,522
Cullen/Frost Bankers                  74,300                  4,380,728
First BanCorp                        101,600(c)                 933,704
First Community Bancorp               33,200                  1,779,852
First Merchants                       12,200                    297,314
First Republic Bank                  154,800                  6,597,576
Greater Bay Bancorp                   65,100                  1,853,397

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

COMMERCIAL BANKS (CONT.)
Greene County Bancshares               6,500                   $221,195
Hanmi Financial                       27,200                    530,944
Independent Bank                      45,486                  1,141,699
Irwin Financial                       32,571                    620,152
Mercantile Bank                       12,445                    504,271
Natl Penn Bancshares                  26,175                    535,279
Pacific Capital Bancorp               36,900                  1,031,724
Park Natl                              3,500                    362,635
Prosperity Bancshares                142,507                  5,027,647
Republic Bancorp                      84,597                  1,093,839
Sterling Bancorp                      19,155                    372,182
Sterling Bancshares                   52,300                  1,084,702
Sterling Financial                    17,600                    581,856
Superior Bancorp                     238,937(b,d)             2,788,395
Susquehanna Bancshares                80,700                  1,974,729
UCBH Holdings                         25,200                    457,128
Umpqua Holdings                       66,400                  1,817,368
United Community Banks                17,000                    533,800
                                                           ------------
Total                                                        56,423,302
------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (3.7%)
ADESA                                205,000                  4,528,450
Brady Cl A                           169,800                  6,486,359
CBIZ                                  81,800(b)                 638,040
Central Parking                      268,100                  4,461,184
Ennis                                 67,100                  1,385,615
FTI Consulting                        61,099(b)               1,364,952
G&K Services Cl A                     46,833                  1,553,919
IKON Office Solutions                158,800                  2,262,900
Schawk                               175,000                  3,349,500
School Specialty                     102,934(b)               3,677,832
Spherion                             151,900(b)               1,134,693
Standard Register                     17,200                    220,676
United Stationers                     23,900(b)               1,095,337
Viad                                  39,900                  1,413,657
Waste Connections                     43,115(b)               1,585,339
                                                           ------------
Total                                                        35,158,453
------------------------------------------------------------------------



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE SMALL CAP VALUE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006





COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

COMMUNICATIONS EQUIPMENT (1.9%)
3Com                               2,854,000(b)             $12,643,220
Anaren                                54,800(b)               1,236,288
CommScope                             68,200(b)               1,992,122
EMS Technologies                      17,200(b)                 314,416
Oplink Communications                 34,500(b)                 677,235
UTStarcom                            169,736(b,d)             1,393,533
                                                           ------------
Total                                                        18,256,814
------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.5%)
Avid Technology                       38,900(b)               1,549,387
Diebold                              166,300                  6,969,633
Emulex                                26,366(b)                 456,659
Hutchinson Technology                168,400(b)               3,475,776
Imation                               14,400                    570,672
Komag                                 21,800(b)                 783,928
Mobility Electronics                  60,019(b)                 389,523
Palm                                  43,300(b)                 630,448
                                                           ------------
Total                                                        14,826,026
------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.8%)
Comfort Systems USA                   89,385                  1,164,687
Insituform Technologies Cl A         268,200(b)               6,155,190
                                                           ------------
Total                                                         7,319,877
------------------------------------------------------------------------

CONSUMER FINANCE (0.1%)
Advanta Cl B                          41,000                  1,388,260
------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Myers Inds                            47,300                    777,139
------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Audiovox Cl A                         62,200(b)                 921,182
------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.3%)
Corinthian Colleges                  271,000(b)               3,284,520
------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (5.3%)
Financial Federal                     35,200                    922,240
iShares Russell 2000
  Value Index Fund                   630,000(d)              46,292,400
iShares S&P SmallCap
  600 Value Index Fund                39,800                  2,750,976
PICO Holdings                         22,800(b)                 772,692
                                                           ------------
Total                                                        50,738,308
------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
Broadwing                            117,100(b)               1,340,795
CT Communications                     73,700                  1,698,048
General Communication Cl A           417,000(b)               5,300,070
Golden Telecom                        25,200(c)                 768,600
                                                           ------------
Total                                                         9,107,513
------------------------------------------------------------------------

ELECTRIC UTILITIES (2.6%)
Cleco                                 92,900                  2,318,784
ITC Holdings                         114,000                  3,883,980
MGE Energy                            12,000                    403,320
Otter Tail                            37,700                  1,136,655
Reliant Energy                     1,040,000(b)              13,998,400
Sierra Pacific Resources             123,500(b)               1,821,625
Unisource Energy                      28,000                    966,280
                                                           ------------
Total                                                        24,529,044
------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

ELECTRICAL EQUIPMENT (2.0%)
AMETEK                                76,000                 $3,258,880
Baldor Electric                       31,468                    931,767
Encore Wire                           25,000(b,d)               939,000
Regal-Beloit                         206,500                  8,912,540
Roper Inds                            91,000                  4,220,580
Thomas & Betts                        29,200(b)               1,318,672
                                                           ------------
Total                                                        19,581,439
------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (3.9%)
Agilysys                              42,100                    569,192
Benchmark Electronics                209,600(b)               5,227,424
Coherent                              96,000(b)               3,480,960
CTS                                   35,900                    527,730
Littelfuse                           202,000(b)               7,294,220
LoJack                               206,000(b)               4,301,280
Mercury Computer Systems             248,000(b)               3,080,160
Newport                               73,400(b)               1,294,042
Plexus                               213,200(b)               4,225,624
SYNNEX                                33,000(b)                 733,590
TTM Technologies                      13,700(b)                 176,182
Vishay Intertechnology               437,700(b)               6,132,177
                                                           ------------
Total                                                        37,042,581
------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.6%)
Oceaneering Intl                     128,000(b)               4,604,160
Oil States Intl                       57,300(b)               1,831,308
SEACOR Holdings                       12,500(b)               1,087,875
Veritas DGC                          110,000(b)               6,552,700
W-H Energy Services                   24,945(b)               1,258,974
                                                           ------------
Total                                                        15,335,017
------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.6%)
Great Atlantic & Pacific Tea          29,200                    669,556
Performance Food Group               180,300(b)               4,437,183
Topps                                 39,300                    343,089
                                                           ------------
Total                                                         5,449,828
------------------------------------------------------------------------

FOOD PRODUCTS (1.4%)
Delta & Pine Land                    155,840                  6,305,286
Fresh Del Monte Produce              135,000(c)               2,416,500
Imperial Sugar                        14,900                    458,324
J & J Snack Foods                    138,000                  4,370,460
                                                           ------------
Total                                                        13,550,570
------------------------------------------------------------------------

GAS UTILITIES (0.8%)
Laclede Group                         24,900                    811,491
New Jersey Resources                 133,900                  6,649,474
Piedmont Natural Gas                  21,600                    563,112
Southern Union                             0                         11
                                                           ------------
Total                                                         8,024,088
------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.1%)
Advanced Medical Optics              115,000(b)               5,537,250
Cooper Companies                      81,000                  4,048,380
Greatbatch                            23,700(b)                 579,702
                                                           ------------
Total                                                        10,165,332
------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.8%)
AMN Healthcare Services              153,000(b)               3,672,000
AmSurg                                21,500(b)                 517,505
Genesis HealthCare                   160,936(b)               7,329,026

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

HEALTH CARE PROVIDERS & SERVICES (CONT.)
Magellan Health Services              26,100(b)              $1,254,627
Option Care                          246,155(d)               3,254,169
Owens & Minor                         22,500                    723,825
Providence Service                    24,648(b)                 587,115
                                                           ------------
Total                                                        17,338,267
------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.8%)
Bob Evans Farms                       39,700                  1,125,098
Great Wolf Resorts                    21,300(b)                 257,943
Jack in the Box                       51,200(b)               2,456,576
Kerzner Intl                          58,500(b,c)             4,730,895
Lodgian                              516,248(b)               6,458,262
Pinnacle Entertainment                 7,900(b)                 203,662
Ruby Tuesday                          72,100                  1,861,622
Speedway Motorsports                   9,800                    365,246
                                                           ------------
Total                                                        17,459,304
------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.4%)
Avatar Holdings                       18,900(b)               1,041,768
Champion Enterprises                 596,800(b)               4,070,176
Ethan Allen Interiors                 52,000                  1,755,000
Furniture Brands Intl                 91,300(d)               1,748,395
Helen of Troy                        204,700(b,c)             3,473,759
Hooker Furniture                      13,500                    199,530
Technical Olympic USA                 59,150                    719,264
                                                           ------------
Total                                                        13,007,892
------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
Dynegy Cl A                          837,000(b)               5,189,400
------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.4%)
Tredegar                             211,000                  3,481,500
------------------------------------------------------------------------

INSURANCE (4.1%)
21st Century Insurance Group         191,400                  2,876,742
American Natl Insurance               27,300                  3,140,592
American Physicians Capital           32,700(b)               1,613,091
AmerUs Group                          96,000                  6,508,800
Commerce Group                        15,500                    461,745
Infinity Property & Casualty         134,100                  5,089,095
LandAmerica Financial Group           30,800                  1,947,792
Ohio Casualty                         80,700                  2,094,165
Presidential Life                     21,000                    494,970
Quanta Capital Holdings            1,317,600(b,c)             2,542,968
Selective Insurance Group             96,000                  4,993,920
StanCorp Financial Group              98,534                  4,588,728
Stewart Information Services          96,000                  3,274,560
                                                           ------------
Total                                                        39,627,168
------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (--%)
FTD Group                             22,900(b)                 362,965
------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.5%)
Internet Capital Group               121,200(b)               1,090,800
RealNetworks                          91,200(b)               1,005,936
Stellent                              52,400                    561,204
United Online                         35,300                    404,891
Vignette                             111,100(b)               1,536,513
                                                           ------------
Total                                                         4,599,344
------------------------------------------------------------------------



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   RIVERSOURCE SMALL CAP VALUE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006





COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

IT SERVICES (1.9%)
BearingPoint                          69,668(b)                $582,424
Ciber                                104,600(b)                 691,406
Gartner                              443,000(b)               6,906,370
MAXIMUS                              200,800                  5,345,296
MPS Group                            132,000(b)               1,855,920
StarTek                               28,400                    322,908
Sykes Enterprises                    101,400(b)               2,039,154
                                                           ------------
Total                                                        17,743,478
------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.6%)
Arctic Cat                            39,000                    648,570
Brunswick                            156,000                  4,477,200
Head                                 755,200(b,c)             2,677,184
K2                                   319,000(b)               3,716,350
RC2                                  101,300(b)               3,406,719
                                                           ------------
Total                                                        14,926,023
------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.2%)
Albany Molecular Research             87,600(b)                 858,480
Molecular Devices                     62,900(b)               1,510,229
                                                           ------------
Total                                                         2,368,709
------------------------------------------------------------------------

MACHINERY (5.9%)
AGCO                                 175,000(b)               4,348,750
EnPro Inds                            27,700(b)                 870,888
Flowserve                            120,900(b)               6,182,826
FreightCar America                     8,400                    488,880
Harsco                               149,000                 11,854,440
IDEX                                 131,500                  5,521,685
Kaydon                               199,700                  7,610,567
Mueller Inds                          68,513                  2,625,418
Navistar Intl                         72,300(b)               1,658,562
Tennant                               28,968                    783,874
Terex                                246,100(b)              10,811,173
Watts Water Technologies Cl A        113,000                  3,504,130
                                                           ------------
Total                                                        56,261,193
------------------------------------------------------------------------

MARINE (0.5%)
Kirby                                156,900(b)               4,601,877
------------------------------------------------------------------------

MEDIA (2.2%)
Belo Cl A                             71,600                  1,167,080
Carmike Cinemas                      106,000                  1,981,140
Central European Media
  Enterprises Series A                96,000(b,c)             5,950,560
Citadel Broadcasting                  40,200                    369,438
Lee Enterprises                       16,700                    413,492
Media General Cl A                    45,900                  1,804,788
Radio One Cl D                       243,000(b)               1,492,020
RCN                                    9,300(b)                 240,591
Saga Communications                  146,000(b)               1,162,160
Valassis Communications              326,100(b)               6,430,692
Westwood One                          36,400                    266,812
                                                           ------------
Total                                                        21,278,773
------------------------------------------------------------------------

METALS & MINING (2.4%)
AK Steel Holding                     822,800(b)              10,375,508
AM Castle & Co                        50,700                  1,432,782
Century Aluminum                     178,700(b)               6,202,677
Commercial Metals                     14,200                    306,578
Metal Management                      10,200                    260,916

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

METALS & MINING (CONT.)
Quanex                                40,350                 $1,385,216
Reliance Steel & Aluminum              9,400                    308,038
Steel Dynamics                        24,200                  1,277,518
Stillwater Mining                    187,900(b)               1,771,897
                                                           ------------
Total                                                        23,321,130
------------------------------------------------------------------------

MULTILINE RETAIL (2.1%)
99 Cents Only Stores                  46,700(b)                 530,512
Conn's                                50,000(b,d)               997,500
Dillard's Cl A                       324,600                 10,121,028
Dollar General                       392,100                  5,042,406
Fred's                               192,000                  2,517,120
Tuesday Morning                       41,357(d)                 557,492
                                                           ------------
Total                                                        19,766,058
------------------------------------------------------------------------

MULTI-UTILITIES (0.1%)
CH Energy Group                       14,000                    687,680
------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.2%)
Callon Petroleum                      54,000(b)                 835,380
Chesapeake Energy                    190,000                  5,998,300
Encore Acquisition                   179,400(b)               4,852,770
Harvest Natural Resources            128,400(b)               1,642,236
Holly                                 10,200                    467,364
Quicksilver Resources                115,000(b,d)             4,326,300
St. Mary Land & Exploration           14,700                    599,760
Swift Energy                          25,800(b)               1,129,008
Tsakos Energy Navigation              93,000(c)               4,295,670
USEC                                 383,500                  3,877,185
Whiting Petroleum                     67,601(b)               3,042,045
                                                           ------------
Total                                                        31,066,018
------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.6%)
Louisiana-Pacific                     26,000                    508,560
Neenah Paper                         152,000                  5,102,640
Schweitzer-Mauduit Intl               12,900                    245,100
                                                           ------------
Total                                                         5,856,300
------------------------------------------------------------------------

PERSONAL PRODUCTS (0.3%)
NBTY                                   7,100(b)                 226,206
Playtex Products                     198,305(b)               2,607,711
                                                           ------------
Total                                                         2,833,917
------------------------------------------------------------------------

PHARMACEUTICALS (0.4%)
Alpharma Cl A                         71,200                  1,490,928
Par Pharmaceutical Companies          96,000(b)               1,723,200
Sciele Pharma                         26,000(b)                 455,000
                                                           ------------
Total                                                         3,669,128
------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (2.9%)
Arbor Realty Trust                    69,800                  1,755,470
Capital Trust Cl A                     9,700                    380,725
Cedar Shopping Centers                17,900                    275,302
CentraCore Properties Trust           23,100                    661,122
Crescent Real Estate Equities         97,100                  2,102,215
Deerfield Triarc Capital              42,300                    560,898
DiamondRock Hospitality               27,100                    455,280
Entertainment Properties Trust        10,500                    523,530

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
Equity One                            81,700                 $2,054,755
Extra Space Storage                   11,900                    208,250
FelCor Lodging Trust                 104,000                  2,230,800
Highland Hospitality                 118,900                  1,637,253
Inland Real Estate                    31,700                    511,955
Innkeepers USA Trust                  85,000                  1,407,600
Investors Real Estate Trust           37,700                    360,789
Kite Realty Group Trust               18,700                    304,623
LaSalle Hotel Properties              51,700                  2,271,698
Medical Properties Trust              67,100                    898,469
Natl Retail Properties                72,000                  1,601,280
New Century Financial                 20,500                    793,555
Omega Healthcare Investors            40,100                    592,277
Pan Pacific Retail Properties         46,949                  3,277,979
Redwood Trust                         11,300                    549,632
Spirit Finance                       160,700                  1,823,945
Trustreet Properties                  23,400                    284,778
Winston Hotels                        51,200                    609,792
                                                           ------------
Total                                                        28,133,972
------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.3%)
MI Developments Cl A                 323,500(c)              11,089,580
Wellsford Real Properties            211,300                  1,447,405
                                                           ------------
Total                                                        12,536,985
------------------------------------------------------------------------

ROAD & RAIL (1.3%)
Covenant Transport Cl A              114,100(b)               1,501,556
Dollar Thrifty Automotive Group       24,000(b)               1,024,320
Landstar System                      135,000                  5,764,500
Saia                                  62,200(b)               1,912,650
USA Truck                            150,000(b)               2,500,500
                                                           ------------
Total                                                        12,703,526
------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.5%)

Advanced Energy Inds                  26,100(b)                 375,057
Asyst Technologies                    95,000(b)                 711,550
Cabot Microelectronics                13,500(b)                 424,440
Cirrus Logic                         155,500(b)               1,138,260
Integrated Silicon Solution          587,800(b)               3,062,438
Power Integrations                    61,900(b)               1,139,270
Spansion Cl A                        435,000(b,d)             7,477,650
Zoran                                 11,700(b)                 208,494
                                                           ------------
Total                                                        14,537,159
------------------------------------------------------------------------

SOFTWARE (3.4%)
Business Objects ADR                 174,000(b,c)             4,847,640
Hyperion Solutions                   125,000(b)               4,140,000
Intergraph                            56,562(b)               2,113,156
Lawson Software                      192,800(b)               1,284,048
Manhattan Associates                 182,000(b)               4,224,220
Mentor Graphics                      510,100(b)               7,396,450
Reynolds & Reynolds Cl A             214,500                  8,228,220
Ulticom                               33,700(b)                 361,938
                                                           ------------
Total                                                        32,595,672
------------------------------------------------------------------------

SPECIALTY RETAIL (1.5%)
Asbury Automotive Group               39,700                    813,453
Dress Barn                            26,500(b)                 467,725
Group 1 Automotive                    23,100                  1,046,430
Guitar Center                        102,200(b)               3,873,380


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   RIVERSOURCE SMALL CAP VALUE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006





COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

SPECIALTY RETAIL (CONT.)
Haverty Furniture Companies           51,300                   $720,765
Men's Wearhouse                      185,600                  6,579,520
Sonic Automotive                      17,800                    376,470
                                                           ------------
Total                                                        13,877,743
------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.9%)
Deckers Outdoor                        5,500(b)                 225,555
Fossil                                51,742(b)                 973,784
Kellwood                              13,100                    359,071
K-Swiss Cl A                          85,586                  2,354,471
UniFirst                             136,000                  4,221,440
Wolverine World Wide                   7,900                    199,317
                                                           ------------
Total                                                         8,333,638
------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.5%)
BankUnited Financial Cl A             49,600                  1,278,192
City Bank Lynnwood                     3,600                    183,132
Corus Bankshares                      71,500(d)               1,559,415
Federal Agricultural Mtge Cl C        13,900                    389,895
First Financial Holdings               8,500                    293,590
FirstFed Financial                    34,500(b)               1,754,670
Fremont General                       98,500                  1,406,580
ITLA Capital                           6,800                    356,660
Ocwen Financial                       76,500(b)               1,128,375
TierOne                               52,400                  1,787,364
W Holding                            685,000(c)               3,459,250


COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

THRIFTS & MORTGAGE FINANCE (CONT.)
Willow Grove Bancorp                  41,800                   $686,356
                                                           ------------
Total                                                        14,283,479
------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.5%)
Applied Industrial Technologies       64,200                  1,451,562
BlueLinx Holdings                     64,300                    679,651
Huttig Building Products             344,000(b)               1,671,840
UAP Holding                           54,147                  1,127,882
                                                           ------------
Total                                                         4,930,935

TRANSPORTATION INFRASTRUCTURE (0.1%)
Sea Containers Cl A                  306,000(c,d)               697,680
------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.1%)
Dobson Communications Cl A           179,811(b)               1,235,302
------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $852,785,426)                                       $903,364,451
------------------------------------------------------------------------

OTHER (0.1%)

ISSUER                                SHARES                   VALUE(a)

AIR FRANCE-KLM ADR
   Warrants                          260,700(b,c,g)            $638,715
------------------------------------------------------------------------

TOTAL OTHER
(Cost: $--)                                                    $638,715
------------------------------------------------------------------------

SHORT-TERM SECURITIES (8.6%)(e)

      ISSUER            EFFECTIVE       AMOUNT                 VALUE(a)
                          YIELD       PAYABLE AT
                                       MATURITY

COMMERCIAL PAPER
Barton Capital
     09-06-06             5.25%       $7,000,000(f)          $6,993,875
Chesham Finance LLC
     09-01-06             5.28        12,240,000             12,238,205
Deer Valley Funding LLC
     09-14-06             5.29        15,000,000             14,969,200
Deutsche Bank
     09-05-06             5.25         4,000,000              3,997,083
Ebury Finance LLC
     09-01-06             5.31        15,460,000             15,457,720
Fairway Finance
     09-05-06             5.25         8,000,000(f)           7,994,167
Park Granada LLC
     09-13-06             5.29        17,600,000(f)          17,566,443
White Pine Finance LLC
     09-01-06             5.27         3,000,000              2,999,561
------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $82,228,320)                                         $82,216,254
------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $935,013,746)(h)                                    $986,219,420
========================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2006.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2006, the value of foreign securities represented 8.1% of net assets.

(d)   At Aug. 31, 2006, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 4.0% of net assets. 4.6% of net assets is the Fund's cash equivalent position.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $32,554,485 or 3.4% of net assets.

(g) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Aug. 31, 2006, is as follows:

      SECURITY                           ACQUISITION DATE             COST
      ----------------------------------------------------------------------
      Air France-KLM ADR
        Warrants                            05-05-04                  $--
      ----------------------------------------------------------------------

(h) At Aug. 31, 2006, the cost of securities for federal income tax purposes was approximately $935,014,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                   $108,519,000

      Unrealized depreciation                                    (57,314,000)
      ----------------------------------------------------------------------
      Net unrealized appreciation                               $ 51,205,000
      ----------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling
      1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
4   RIVERSOURCE SMALL CAP VALUE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006

                                                             S-6239-80 F (10/06)

                             PORTFOLIO HOLDINGS
                                     FOR
                           RIVERSOURCE VALUE FUND
                              AT AUG. 31, 2006

INVESTMENTS IN SECURITIES

AUG. 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.5%)

ISSUER                                          SHARES                 VALUE(a)

AEROSPACE & DEFENSE (3.8%)
Boeing                                          18,100               $1,355,690
General Dynamics                                55,346                3,738,622
Lockheed Martin                                 18,300                1,511,580
Northrop Grumman                                40,809                2,726,449
Raytheon                                       127,237                6,006,859
Rockwell Collins                                13,200                  692,076
                                                                   -------------
Total                                                                16,031,276
--------------------------------------------------------------------------------

AUTOMOBILES (0.4%)
Honda Motor ADR                                 50,600(c)             1,714,328
--------------------------------------------------------------------------------

BEVERAGES (5.5%)
Anheuser-Busch Companies                        63,800                3,150,444
Coca-Cola                                      121,900                5,462,339
Coca-Cola Enterprises                          107,037                2,386,925
Diageo ADR                                      83,449(c)             5,966,604
PepsiCo                                         93,200                6,084,096
                                                                   -------------
Total                                                                23,050,408
--------------------------------------------------------------------------------

BIOTECHNOLOGY (0.4%)
MedImmune                                       67,284(b)             1,859,730
--------------------------------------------------------------------------------

CAPITAL MARKETS (1.2%)
Bank of New York                               154,755                5,222,981
--------------------------------------------------------------------------------

CHEMICALS (1.5%)
Monsanto                                        57,678                2,736,244
Praxair                                         58,200                3,341,262
                                                                   -------------
Total                                                                 6,077,506
--------------------------------------------------------------------------------

COMMERCIAL BANKS (3.4%)
Commerce Bancorp                                47,300(e)             1,575,563
Marshall & Ilsley                               37,340                1,741,164
Mitsubishi UFJ Financial Group ADR             145,539(c)             1,974,964
PNC Financial Services Group                    28,271                2,001,304
SunTrust Banks                                  58,200                4,446,481
US Bancorp                                      64,700                2,074,929
Wachovia                                         7,600                  415,188
                                                                   -------------
Total                                                                14,229,593
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                          SHARES                 VALUE(a)

COMMERCIAL SERVICES & SUPPLIES (1.4%)
Waste Management                               174,614               $5,985,768
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.9%)
Hewlett-Packard                                127,100                4,646,776
Sun Microsystems                               643,589(b)             3,211,509
                                                                   -------------
Total                                                                 7,858,285
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.7%)
Fluor                                           33,244                2,872,946
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (5.7%)
Bank of America                                173,370                8,923,354
Citigroup                                      166,000                8,192,100
JPMorgan Chase & Co                            151,296                6,908,175
                                                                   -------------
Total                                                                24,023,629
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (4.6%)
AT&T                                           334,580               10,415,475
BellSouth                                      118,500                4,825,320
Verizon Communications                         120,000                4,221,600
                                                                   -------------
Total                                                                19,462,395
--------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.6%)
FPL Group                                       95,277                4,235,063
PPL                                             77,400                2,706,678
Southern                                       119,598                4,098,623
                                                                   -------------
Total                                                                11,040,364
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.7%)
Emerson Electric                                85,900                7,056,685
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.3%)
Baker Hughes                                    33,023                2,350,577
Schlumberger                                   121,236                7,431,767
                                                                   -------------
Total                                                                 9,782,344
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.7%)
Kroger                                         349,269                8,316,095
Wal-Mart Stores                                 68,900                3,081,208
                                                                   -------------
Total                                                                11,397,303
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                          SHARES                 VALUE(a)

FOOD PRODUCTS (4.9%)
Campbell Soup                                  181,372               $6,814,146
Kellogg                                         45,751                2,319,576
Kraft Foods Cl A                               331,051(e)            11,225,939
                                                                   -------------
Total                                                                20,359,661
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.8%)
Baxter Intl                                    147,189                6,532,247
Boston Scientific                              303,008(b)             5,284,460
                                                                   -------------
Total                                                                11,816,707
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.2%)
Medco Health Solutions                          13,900(b)               880,843
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (6.5%)
Clorox                                          70,621(e)             4,223,842
Kimberly-Clark                                 102,800                6,527,800
Procter & Gamble                               259,960               16,091,524
                                                                   -------------
Total                                                                26,843,166
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.3%)
General Electric                               281,622                9,592,045
--------------------------------------------------------------------------------

INSURANCE (4.2%)
ACE                                             33,700(c)             1,815,082
AFLAC                                           75,751                3,414,098
Allstate                                        36,200                2,097,428
American Intl Group                             80,513                5,138,339
Lincoln Natl                                    28,300                1,717,810
MetLife                                         22,800                1,254,684
XL Capital Cl A                                 32,800(c)             2,152,992
                                                                   -------------
Total                                                                17,590,433
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.9%)
IAC/InterActiveCorp                            126,200(b)             3,594,176
--------------------------------------------------------------------------------

IT SERVICES (1.0%)
Automatic Data Processing                       84,881                4,006,383
--------------------------------------------------------------------------------

MACHINERY (3.1%)
Caterpillar                                     40,480                2,685,848
Deere & Co                                      38,441                3,002,242
Dover                                           30,500                1,482,910
Eaton                                           24,715                1,643,548

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE VALUE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006




COMMON STOCKS (CONTINUED)

ISSUER                                          SHARES                 VALUE(a)

MACHINERY (CONT.)
Illinois Tool Works                             17,100                 $750,690
Parker Hannifin                                 48,674                3,604,309
                                                                   -------------
Total                                                                13,169,547
--------------------------------------------------------------------------------

MEDIA (2.0%)
Comcast Special Cl A                           223,800(b)             7,812,858
News Corp Cl B                                  35,100                  697,437
                                                                   -------------
Total                                                                 8,510,295
--------------------------------------------------------------------------------

METALS & MINING (3.5%)
Barrick Gold                                   221,281(c)             7,408,488
Newmont Mining                                 145,400                7,451,750
                                                                   -------------
Total                                                                14,860,238
--------------------------------------------------------------------------------

MULTILINE RETAIL (0.5%)
Federated Department
  Stores                                        56,000                2,126,880
--------------------------------------------------------------------------------

MULTI-UTILITIES (3.1%)
Ameren                                          63,800                3,416,490
Consolidated Edison                             47,200                2,180,640
Dominion Resources                              21,300                1,701,657
PG&E                                           130,892                5,488,302
                                                                   -------------
Total                                                                12,787,089
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (5.8%)
El Paso                                        189,751                2,755,185
Exxon Mobil                                    315,880               21,375,599
                                                                   -------------
Total                                                                24,130,784
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                          SHARES                 VALUE(a)

PAPER & FOREST PRODUCTS (1.8%)
Intl Paper                                     221,500               $7,701,555
--------------------------------------------------------------------------------

PHARMACEUTICALS (13.3%)
Abbott Laboratories                             61,850                3,012,095
AstraZeneca ADR                                 51,166(c)             3,332,953
GlaxoSmithKline ADR                             92,569(c)             5,256,068
Johnson & Johnson                               50,400                3,258,864
Merck & Co                                     121,000                4,906,550
Novartis ADR                                   176,300(c)            10,070,257
Pfizer                                         344,009                9,480,888
Schering-Plough                                118,197                2,476,227
Teva Pharmaceutical Inds ADR                   101,661(c)             3,533,736
Wyeth                                          204,500                9,959,151
                                                                   -------------
Total                                                                55,286,789
--------------------------------------------------------------------------------

ROAD & RAIL (0.9%)
Union Pacific                                   49,000                3,937,150
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.6%)
Fannie Mae                                      54,478                2,868,267
Freddie Mac                                     46,000                2,925,600
Washington Mutual                               25,300                1,059,817
                                                                   -------------
Total                                                                 6,853,684
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Sprint Nextel                                   63,379                1,072,373
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $347,835,698)                                               $412,785,339
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES (4.0%)(f)

ISSUER                     EFFECTIVE          AMOUNT                   VALUE(a)
                             YIELD          PAYABLE AT
                                             MATURITY

COMMERCIAL PAPER
Chesham Finance LLC
   09-01-06                  5.28%          $8,060,000               $8,058,819
Deer Valley Funding LLC
   09-14-06                  5.29            2,000,000                1,995,893
Park Granada LLC
   09-13-06                  5.29            4,000,000(d)             3,992,373
Sheffield Receivables
   09-01-06                  5.28            2,640,000(d)             2,639,613
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $16,689,147)                                                 $16,686,698
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $364,524,845)(g)                                            $429,472,037
===============================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2006.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2006, the value of foreign securities represented 10.3% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $6,631,986 or 1.6% of net assets.

(e)   At Aug. 31, 2006, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in short-term securities and represents 2.9% of net assets. 1.1% of net assets is the Fund's cash equivalent position.

(g) At Aug. 31, 2006, the cost of securities for federal income tax purposes was approximately $364,525,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $68,228,000

      Unrealized depreciation                                     (3,281,000)
      ----------------------------------------------------------------------
      Net unrealized appreciation                                $64,947,000
      ----------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling
      1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
2   RIVERSOURCE VALUE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006

                                                             S-6238-80 F (10/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              RIVERSOURCE MANAGERS SERIES, INC.


By                        /s/ William F. Truscott
                          -----------------------
                              William F. Truscott
                              President and Principal Executive Officer

Date                          October 27, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By                        /s/ William F. Truscott
                          -----------------------
                              William F. Truscott
                              President and Principal Executive Officer

Date                          October 27, 2006




By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          October 27, 2006